NATIONWIDE

VL SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account -C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account -C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Global Small Capitalization Fund - Class 2 (AMVGS2)
353 shares (cost $6,016)	$6,007
Growth Fund - Class 2 (AMVGR2)
26,678 shares (cost $1,509,520)	1,378,739
International Fund - Class 2 (AMVI2)
12,813 shares (cost $214,523)	194,246
Large Cap Core V.I. Fund - Class II (MLVLC2)
27 shares (cost $635)	614
Calvert VP SRI Equity Portfolio (CVSSE)
309 shares (cost $5,792)	5,896
Stock Index Fund, Inc. - Initial Shares (DSIF)
510,268 shares (cost $15,229,213)	15,042,693
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
586 shares (cost $16,291)	17,525
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
39,813 shares (cost $428,665)	631,825
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,979 shares (cost $144,133)	138,115
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
4,653 shares (cost $153,076)	152,207
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
36,729 shares (cost $213,444)	189,890
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
51,679 shares (cost $2,274,732)	1,933,825
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
47,204 shares (cost $1,042,108)	883,189
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2,190 shares (cost $33,392)	34,734
Research International Series - Service Class (MVRISC)
6,989 shares (cost $77,751)	75,412
Value Series - Service Class (MVFSC)
8,596 shares (cost $98,692)	107,799
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
174,593 shares (cost $2,558,700)	2,617,144
Emerging Markets Debt Portfolio - Class I (MSEM)
69,224 shares (cost $574,561)	575,248
Mid Cap Growth Portfolio - Class I (MSVMG)
8,387 shares (cost $92,258)	94,100
U.S. Real Estate Portfolio - Class I (MSVRE)
89,164 shares (cost $966,471)	1,209,952
Federated NVIT High Income Bond Fund - Class I (HIBF)
204,053 shares (cost $1,284,501)	1,334,504
NVIT Emerging Markets Fund - Class I (GEM)
86,863 shares (cost $1,461,503)	882,529
NVIT International Equity Fund - Class I (GIG)
10,331 shares (cost $86,899)	82,651
NVIT Fund - Class I (TRF)
31,291 shares (cost $258,023)	283,186
NVIT Government Bond Fund - Class I (GBF)
417,362 shares (cost $4,913,598)	4,979,130
American Century NVIT Growth Fund - Class I (CAF)
1,928 shares (cost $22,019)	26,530
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
295 shares (cost $2,586)	2,582

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
582 shares (cost $5,580)	5,941
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,297 shares (cost $34,851)	34,055
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,072 shares (cost $71,626)	70,504
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
623 shares (cost $6,353)	6,470
NVIT Mid Cap Index Fund - Class I (MCIF)
303,614 shares (cost $4,670,652)	5,328,421
NVIT Money Market Fund - Class I (SAM)
321,206 shares (cost $321,206)	321,206
NVIT Money Market Fund - Class V (SAM5)
59,356,423 shares (cost $59,356,423)	59,356,423
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
15,567 shares (cost $139,423)	145,241
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
5,985 shares (cost $51,602)	48,236
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
639 shares (cost $6,362)	6,514
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
15,184 shares (cost $241,153)	232,763
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
27,041 shares (cost $242,107)	267,162
NVIT Multi-Manager Small Company Fund - Class I (SCF)
100,904 shares (cost $1,383,989)	1,712,339
NVIT Multi-Sector Bond Fund - Class I (MSBF)
5,004 shares (cost $43,759)	43,387
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
1,872 shares (cost $17,278)	18,273
VPS Growth and Income Portfolio - Class A (ALVGIA)
2,399 shares (cost $36,650)	43,307
VPS International Value Portfolio - Class A (ALVIVA)
59,718 shares (cost $798,843)	686,755
VP Balanced Fund - Class I (ACVB)
40,111 shares (cost $223,655)	261,125
VP Capital Appreciation Fund - Class I (ACVCA)
30,098 shares (cost $309,132)	397,901
VP Income & Growth Fund - Class I (ACVIG)
72,844 shares (cost $379,039)	447,263
VP International Fund - Class I (ACVI)
131,816 shares (cost $1,173,252)	979,392
VP Mid Cap Value Fund - Class I (ACVMV1)
20,518 shares (cost $272,506)	276,988
VP Ultra(R) Fund - Class I (ACVU1)
3,961 shares (cost $35,960)	37,548
VP Value Fund - Class I (ACVV)
125,826 shares (cost $569,682)	729,791
VP Vista(SM) Fund - Class I (ACVVS1)
2,896 shares (cost $35,930)	43,585
MidCap Stock Portfolio - Initial Shares (DVMCS)
1,402 shares (cost $15,248)	18,448
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
432,990 shares (cost $4,351,127)	5,269,487
Appreciation Portfolio - Initial Shares (DCAP)
13,493 shares (cost $406,575)	512,730
Growth and Income Portfolio - Initial Shares (DGI)
7,635 shares (cost $126,002)	144,759

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

International Value Portfolio - Initial Shares (DVIV)
35,433 shares (cost $356,871)	317,480
Quality Bond Fund II - Primary Shares (FQB)
24,187 shares (cost $273,895)	271,140
Equity-Income Portfolio - Initial Class (FEIP)
2,294 shares (cost $35,446)	42,878
High Income Portfolio - Initial Class (FHIP)
9,407 shares (cost $48,060)	50,701
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
246,015 shares (cost $3,082,748)	3,395,004
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
6,548 shares (cost $132,196)	150,738
VIP Fund - Contrafund Portfolio - Service Class (FCS)
83,747 shares (cost $2,080,745)	1,922,004
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
18,628 shares (cost $303,800)	347,040
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
860 shares (cost $12,173)	15,744
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
64,959 shares (cost $1,107,169)	1,186,798
VIP Fund - Growth Portfolio - Initial Class (FGP)
1,352 shares (cost $48,683)	49,880
VIP Fund - Growth Portfolio - Service Class (FGS)
17,177 shares (cost $500,271)	632,294
VIP Fund - High Income Portfolio - Service Class (FHIS)
15,010 shares (cost $84,246)	80,453
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
3,354 shares (cost $44,249)	43,136
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
46,224 shares (cost $1,216,330)	1,337,267
VIP Fund - Overseas Portfolio - Initial Class (FOP)
1,785 shares (cost $25,490)	24,330
VIP Fund - Overseas Portfolio - Service Class (FOS)
10,283 shares (cost $160,913)	139,639
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,108 shares (cost $13,994)	18,465
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
225,955 shares (cost $3,715,368)	3,509,082
Templeton Foreign Securities Fund - Class 2 (TIF2)
12,676 shares (cost $169,318)	159,205
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
33,641 shares (cost $632,122)	610,588
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
106,575 shares (cost $1,151,742)	1,395,068
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
6,690 shares (cost $152,205)	210,669
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
8,408 shares (cost $92,555)	90,727
Growth Portfolio - I Class Shares (AMTG)
10,844 shares (cost $127,324)	201,381
Guardian Portfolio - I Class Shares (AMGP)
4,354 shares (cost $67,216)	79,631
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
1,258 shares (cost $31,044)	34,646
Partners Portfolio - I Class Shares (AMTP)
31,106 shares (cost $266,474)	310,750
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
341 shares (cost $3,605)	4,141

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Balanced Fund/VA - Non-Service Shares (OVMS)
27,543 shares (cost $304,379)	311,240
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
16,596 shares (cost $498,343)	659,689
Core Bond Fund/VA - Non-Service Shares (OVB)
37,065 shares (cost $293,750)	292,074
Global Securities Fund/VA - Non-Service Shares (OVGS)
51,153 shares (cost $1,118,135)	1,404,655
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,786 shares (cost $106,503)	119,827
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2,736 shares (cost $102,394)	128,754
All Asset Portfolio - Administrative Class (PMVAAA)
305,928 shares (cost $3,218,515)	3,190,829
Low Duration Portfolio - Administrative Class (PMVLDA)
128,840 shares (cost $1,339,910)	1,337,361
Real Return Portfolio - Administrative Class (PMVRRA)
373,790 shares (cost $4,754,975)	5,214,374
Total Return Portfolio - Administrative Class (PMVTRA)
2,626,945 shares (cost $29,399,365)	28,948,937
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
3,174 shares (cost $31,122)	31,487
Growth and Income Portfolio - Class I (ACGI)
27,873 shares (cost $486,519)	495,311
V.I. Basic Value Fund - Series I (AVBVI)
896 shares (cost $5,429)	5,485
V.I. Capital Development Fund - Series I (AVCDI)
277 shares (cost $2,548)	3,444
V.I. International Growth Fund - Series I (AVIE)
3,467 shares (cost $93,659)	91,428
Micro-Cap Portfolio - Investment Class (ROCMC)
177,123 shares (cost $2,068,943)	1,843,845
Equity Income Portfolio - II (TREI2)
68,393 shares (cost $1,204,780)	1,324,778
Mid-Cap Growth Portfolio - II (TRMCG2)
10,019 shares (cost $241,615)	208,595
New America Growth Portfolio (TRNAG1)
11,596 shares (cost $236,759)	234,930
VIP Trust - Global Bond Fund: Initial Class (VWBF)
31,889 shares (cost $353,574)	373,419
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
114,209 shares (cost $1,590,918)	1,187,773
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
20,974 shares (cost $709,507)	644,946
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
289 shares (cost $2,520)	2,940
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2,929 shares (cost $16,428)	19,788
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
1,379 shares (cost $21,168)	29,469
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,046 shares (cost $39,297)	52,935

Total Investments	$175,115,478

Other Accounts Payable	(2,400)
Accounts Payable-NVIT International Index Fund - Class II (GVIX2)	(970)

$175,112,108

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Contract Owners’ Equity:
Accumulation units	175,112,108

Total Contract Owners’ Equity (note 8)	$175,112,108

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	AMVGS2	AMVGR2	AMVI2	MLVLC2	CVSSE	DSIF	DSRG
Reinvested dividends	$2,137,088	1	7,680	3,253	1,545	-	427,410	153
Asset charges (note 3)	(424,603)	(2)	(1,806)	(76)	(1,670)	(16)	(56,063)	(44)

Net investment income (loss)	1,712,485	(1)	5,874	3,177	(125)	(16)	371,347	109

Realized gain (loss) on investments	5,158,382	-	(15,541)	(339)	(363,309)	277	(282,671)	2,643
Change in unrealized gain (loss) on investments	(11,506,115)	(9)	(130,781)	(20,277)	(56)	(317)	(943,818)	(2,388)

Net gain (loss) on investments	(6,347,733)	(9)	(146,322)	(20,616)	(363,365)	(40)	(1,226,489)	255

Reinvested capital gains	1,027,172	-	-	-	-	-	205,511	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,608,076)	(10)	(140,448)	(17,439)	(363,490)	(56)	(649,631)	364

Investment Activity:	OGGO	JABS	JACAS	JAGTS	JAIGS	LZREMS	LOVMCV	MVRISC
Reinvested dividends	$-	2,605	504	-	9,919	19,013	77	1,537
Asset charges (note 3)	(2,196)	(230)	(463)	(1,693)	(6,386)	(1,555)	(85)	(222)

Net investment income (loss)	(2,196)	2,375	41	(1,693)	3,533	17,458	(8)	1,315

Realized gain (loss) on investments	127,405	1,380	27,684	209,115	(13,931)	(5,842)	903	(975)
Change in unrealized gain (loss) on investments	(159,810)	(7,302)	(35,457)	(184,782)	(977,474)	(158,919)	(1,783)	(10,514)

Net gain (loss) on investments	(32,405)	(5,922)	(7,773)	24,333	(991,405)	(164,761)	(880)	(11,489)

Reinvested capital gains	-	4,343	-	-	26,090	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,601)	796	(7,732)	22,640	(961,782)	(147,303)	(888)	(10,174)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	MVFSC	MVIVSC	MSEM	MSVMG	MSVRE	HIBF	GEM	GIG
Reinvested dividends	$1,045	21,832	1,081	173	9,861	119,087	7,351	1,035
Asset charges (note 3)	(220)	(5,362)	(309)	(152)	(2,663)	(3,483)	(2,612)	(172)

Net investment income (loss)	825	16,470	772	21	7,198	115,604	4,739	863

Realized gain (loss) on investments	419	10,303	3,535	23,259	51,964	121,377	(9,406)	12,549
Change in unrealized gain (loss) on investments	309	(84,598)	(2,363)	(27,235)	(5,710)	(178,436)	(254,031)	(22,571)

Net gain (loss) on investments	728	(74,295)	1,172	(3,976)	46,254	(57,059)	(263,437)	(10,022)

Reinvested capital gains	332	-	337	22	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,885	(57,825)	2,281	(3,933)	53,452	58,545	(258,698)	(9,159)

Investment Activity:	TRF	GBF	CAF	GVIX2	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$2,641	141,809	157	-	58	140	7,449	1,100
Asset charges (note 3)	(473)	(11,451)	(65)	(1)	(8)	(14)	(725)	(136)

Net investment income (loss)	2,168	130,358	92	(1)	50	126	6,724	964

Realized gain (loss) on investments	(461)	11,500	5,849	(64)	358	4	81,016	257
Change in unrealized gain (loss) on investments	(580)	175,302	(5,988)	-	(423)	2	(74,765)	(3,555)

Net gain (loss) on investments	(1,041)	186,802	(139)	(64)	(65)	6	6,251	(3,298)

Reinvested capital gains	-	14,521	-	-	-	21	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,127	331,681	(47)	(65)	(15)	153	12,975	(2,334)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVDMC	MCIF	SAM	SAM5	NVMLG1	NVMLV1	NVMMG1	SCGF
Reinvested dividends	$139	46,497	-	36	11	552	-	-
Asset charges (note 3)	(15)	(11,985)	(809)	(135,166)	(374)	(119)	(51)	(1,335)

Net investment income (loss)	124	34,512	(809)	(135,130)	(363)	433	(51)	(1,335)

Realized gain (loss) on investments	57	397,342	-	-	1,718	(616)	6,518	125,601
Change in unrealized gain (loss) on investments	(49)	(709,585)	-	-	(5,943)	(4,283)	(7,350)	(34,409)

Net gain (loss) on investments	8	(312,243)	-	-	(4,225)	(4,899)	(832)	91,192

Reinvested capital gains	-	96,280	-	-	-	1,725	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$132	(181,451)	(809)	(135,130)	(4,588)	(2,741)	(883)	89,857

Investment Activity:	SCVF	SCF	MSBF	EIF	ALVGIA	ALVIVA	ACVB	ACVCA
Reinvested dividends	$1,269	12,203	17,215	319	419	33,454	4,982	-
Asset charges (note 3)	(1,006)	(5,676)	(1,330)	(68)	(92)	(1,914)	(651)	(1,093)

Net investment income (loss)	263	6,527	15,885	251	327	31,540	4,331	(1,093)

Realized gain (loss) on investments	575,052	222,080	33,308	16,711	1,588	(6,981)	397	11,653
Change in unrealized gain (loss) on investments	(537,771)	(376,442)	(18,633)	(15,118)	(423)	(191,213)	8,239	(39,358)

Net gain (loss) on investments	37,281	(154,362)	14,675	1,593	1,165	(198,194)	8,636	(27,705)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,544	(147,835)	30,560	1,844	1,492	(166,654)	12,967	(28,798)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	ACVIG	ACVI	ACVMV1	ACVU1	ACVV	ACVVS1	DVMCS	DVSCS
Reinvested dividends	$6,996	17,244	1,134	-	15,993	-	91	37,858
Asset charges (note 3)	(1,120)	(2,925)	(114)	(86)	(1,960)	(115)	(44)	(11,919)

Net investment income (loss)	5,876	14,319	1,020	(86)	14,033	(115)	47	25,939

Realized gain (loss) on investments	(12,795)	(72,444)	43	2,106	44,093	(668)	476	21,221
Change in unrealized gain (loss) on investments	12,637	(79,355)	4,482	(1,785)	(54,469)	(2,830)	(543)	(65,854)

Net gain (loss) on investments	(158)	(151,799)	4,525	321	(10,376)	(3,498)	(67)	(44,633)

Reinvested capital gains	-	-	-	-	-	-	-	15,143

Net increase (decrease) in contract owners’ equity resulting from operations	$5,718	(137,480)	5,545	235	3,657	(3,613)	(20)	(3,551)

Investment Activity:	DCAP	DGI	DVIV	FQB	FEIP	FHIP	FAMP	FCP
Reinvested dividends	$7,612	1,929	17,009	24,902	1,112	3,501	70,242	1,613
Asset charges (note 3)	(1,181)	(380)	(1,872)	(1,024)	(103)	(120)	(9,228)	(368)

Net investment income (loss)	6,431	1,549	15,137	23,878	1,009	3,381	61,014	1,245

Realized gain (loss) on investments	851	(96)	(77,660)	18,559	(151)	(72)	(97,811)	255
Change in unrealized gain (loss) on investments	32,788	(6,179)	(68,355)	(30,852)	(533)	(1,524)	(59,387)	(5,907)

Net gain (loss) on investments	33,639	(6,275)	(146,015)	(12,293)	(684)	(1,596)	(157,198)	(5,652)

Reinvested capital gains	-	-	-	-	-	-	17,065	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,070	(4,726)	(130,878)	11,585	325	1,785	(79,119)	(4,407)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FCS	FEIS	FGOP	FGOS	FGP	FGS	FHIS	FIGBS
Reinvested dividends	$18,655	8,647	26	592	194	1,747	5,881	1,358
Asset charges (note 3)	(6,761)	(891)	(38)	(2,879)	(124)	(1,786)	(575)	(96)

Net investment income (loss)	11,894	7,756	(12)	(2,287)	70	(39)	5,306	1,262

Realized gain (loss) on investments	563,162	51,992	4	23,333	(145)	(9,924)	(47,578)	148
Change in unrealized gain (loss) on investments	(914,826)	(52,558)	293	(13,909)	(140)	6,369	73,244	111

Net gain (loss) on investments	(351,664)	(566)	297	9,424	(285)	(3,555)	25,666	259

Reinvested capital gains	-	-	-	-	176	2,461	-	1,025

Net increase (decrease) in contract owners’ equity resulting from operations	$(339,770)	7,190	285	7,137	(39)	(1,133)	30,972	2,546

Investment Activity:	FMCS	FOP	FOS	FVSS	FTVSV2	TIF2	FTVGI2	GVMCE
Reinvested dividends	$2,213	404	2,138	184	28,964	2,602	-	11,566
Asset charges (note 3)	(2,866)	(69)	(511)	(46)	(9,548)	(406)	(243)	(5,038)

Net investment income (loss)	(653)	335	1,627	138	19,416	2,196	(243)	6,528

Realized gain (loss) on investments	30,282	(515)	14,889	655	46,401	920	(128)	215,991
Change in unrealized gain (loss) on investments	(185,841)	(4,631)	(46,204)	(2,535)	(327,776)	(22,361)	(21,533)	(336,789)

Net gain (loss) on investments	(155,559)	(5,146)	(31,315)	(1,880)	(281,375)	(21,441)	(21,661)	(120,798)

Reinvested capital gains	2,535	54	449	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(153,677)	(4,757)	(29,239)	(1,742)	(261,959)	(19,245)	(21,904)	(114,270)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	BNCAI	AMTB	AMTG	AMGP	AMCG	AMTP	AMFAS	OVMS
Reinvested dividends	$-	3,730	-	387	-	-	-	7,263
Asset charges (note 3)	(593)	(233)	(529)	(187)	(184)	(877)	(14)	(804)

Net investment income (loss)	(593)	3,497	(529)	200	(184)	(877)	(14)	6,459

Realized gain (loss) on investments	63,927	(1,050)	1,926	4,768	26,547	20,685	2,219	(7,634)
Change in unrealized gain (loss) on investments	(54,539)	(2,410)	(2,453)	(7,863)	(17,612)	(57,272)	(1,789)	2,982

Net gain (loss) on investments	9,388	(3,460)	(527)	(3,095)	8,935	(36,587)	430	(4,652)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,795	37	(1,056)	(2,895)	8,751	(37,464)	416	1,807

Investment Activity:	OVGR	OVB	OVGS	OVGI	OVAG	PMVAAA	PMVFBA	PMVLDA
Reinvested dividends	$7,114	16,511	22,051	1,010	-	94,402	2,110	22,994
Asset charges (note 3)	(3,025)	(724)	(4,297)	(299)	(571)	(1,788)	(280)	(3,415)

Net investment income (loss)	4,089	15,787	17,754	711	(571)	92,614	1,830	19,579

Realized gain (loss) on investments	202,412	(11,868)	1,618	(677)	72,734	171	(17,748)	8,294
Change in unrealized gain (loss) on investments	(139,611)	18,222	(157,449)	(331)	(49,655)	(27,362)	21,164	(16,786)

Net gain (loss) on investments	62,801	6,354	(155,831)	(1,008)	23,079	(27,191)	3,416	(8,492)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$66,890	22,141	(138,077)	(297)	22,508	65,423	5,246	11,087

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	PMVRRA	PMVTRA	PIHYB1	ACGI	AVBVI	AVCDI	AVIE	ROCMC
Reinvested dividends	$100,084	500,926	1,590	-	45	-	1,020	49,545
Asset charges (note 3)	(12,101)	(39,287)	(74)	(198)	(17)	(9)	(178)	(7,251)

Net investment income (loss)	87,983	461,639	1,516	(198)	28	(9)	842	42,294

Realized gain (loss) on investments	117,579	182,859	667	167	768	110	(1,022)	863,866
Change in unrealized gain (loss) on investments	156,485	(445,902)	(2,505)	8,792	(638)	(345)	(5,668)	(1,170,632)

Net gain (loss) on investments	274,064	(263,043)	(1,838)	8,959	130	(235)	(6,690)	(306,766)

Reinvested capital gains	150,651	415,552	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$512,698	614,148	(322)	8,761	158	(244)	(5,848)	(264,472)

Investment Activity:	TREI2	TRMCG2	TRNAG1	VWBF	VWEM	VWHA	WRGP	WRRESP
Reinvested dividends	$30,077	-	531	28,684	16,326	20,879	12	48
Asset charges (note 3)	(5,541)	(2,541)	(1,202)	(931)	(6,566)	(2,759)	(8)	(20)

Net investment income (loss)	24,536	(2,541)	(671)	27,753	9,760	18,120	4	28

Realized gain (loss) on investments	199,363	313,431	177,610	92	439,583	270,504	338	292
Change in unrealized gain (loss) on investments	(308,136)	(344,041)	(191,688)	(7,488)	(937,216)	(341,490)	(368)	636

Net gain (loss) on investments	(108,773)	(30,610)	(14,078)	(7,396)	(497,633)	(70,986)	(30)	928

Reinvested capital gains	-	24,614	18,481	7,313	-	22,357	114	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,237)	(8,537)	3,732	27,670	(487,873)	(30,509)	88	956

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	SVDF	SVOF	CSIEF3	GEF	WSCP
Reinvested dividends	$-	77	9,738	426	1,489
Asset charges (note 3)	(72)	(200)	(638)	(133)	(584)

Net investment income (loss)	(72)	(123)	9,100	293	905

Realized gain (loss) on investments	275	27,718	(14,605)	35,094	78,289
Change in unrealized gain (loss) on investments	(342)	(23,439)	(43,725)	(34,379)	(93,843)

Net gain (loss) on investments	(67)	4,279	(58,330)	715	(15,554)

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(139)	4,156	(49,230)	1,008	(14,649)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		AMVGS2		AMVGR2		AMVI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,712,485	1,718,428	(1)	-	5,874	-	3,177	-
Realized gain (loss) on investments	5,158,382	(5,302,366)	-	-	(15,541)	-	(339)	-
Change in unrealized gain (loss) on investments	(11,506,115)	20,299,570	(9)	-	(130,781)	-	(20,277)	-
Reinvested capital gains	1,027,172	808,512	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,608,076)	17,524,144	(10)	-	(140,448)	-	(17,439)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,072,874	935,548	-	-	-	-	-	-
Transfers between funds	-	-	6,033	-	1,527,897	-	212,329	-
Surrenders (note 6)	(2,738,285)	(11,485,735)	-	-	-	-	-	-
Death Benefits (note 4)	-	(534,288)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(657)	(282,868)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,800,390)	(3,415,692)	(21)	-	(8,709)	-	(644)	-
Adjustments to maintain reserves	527	102,345	7	-	(4)	-	(1)	-

Net equity transactions	(3,465,931)	(14,680,690)	6,019	-	1,519,184	-	211,684	-

Net change in contract owners’ equity	(7,074,007)	2,843,454	6,009	-	1,378,736	-	194,245	-
Contract owners’ equity beginning of period	182,186,115	179,342,661	-	-	-	-	-	-

Contract owners’ equity end of period	$175,112,108	182,186,115	6,009	-	1,378,736	-	194,245	-

CHANGES IN UNITS:
Beginning units	13,007,535	14,543,050	-	-	-	-	-	-
Units purchased	3,067,042	1,788,681	670	-	142,005	-	24,857	-
Units redeemed	(3,423,334)	(3,324,196)	(2)	-	(3,380)	-	(84)	-

Ending units	12,651,243	13,007,535	668	-	138,625	-	24,773	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MLVLC2		CVSSE		DSIF		DSRG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(125)	3	(16)	(22)	371,347	335,795	109	231
Realized gain (loss) on investments	(363,309)	138	277	3,074	(282,671)	(1,948,576)	2,643	4,698
Change in unrealized gain (loss) on investments	(56)	(55)	(317)	(1,784)	(943,818)	4,398,821	(2,388)	(276)
Reinvested capital gains	-	-	-	-	205,511	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(363,490)	86	(56)	1,268	(649,631)	2,786,040	364	4,653

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	118,570	142,933	-	5
Transfers between funds	371,437	462	(1,013)	2,013	(13,410,099)	11,421,092	(9,426)	2,786
Surrenders (note 6)	-	(535)	-	(8,016)	(155,429)	(1,874,213)	-	(13,564)
Death Benefits (note 4)	-	-	-	-	-	(73,850)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(233)	(143,746)	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,768)	(14)	(187)	(297)	(328,483)	(321,755)	(557)	(728)
Adjustments to maintain reserves	(5)	(7)	(5)	8	(15)	(2,360)	-	4

Net equity transactions	363,664	(94)	(1,205)	(6,292)	(13,775,689)	9,148,101	(9,983)	(11,497)

Net change in contract owners’ equity	174	(8)	(1,261)	(5,024)	(14,425,320)	11,934,141	(9,619)	(6,844)
Contract owners’ equity beginning of period	439	447	7,160	12,184	29,468,009	17,533,868	27,146	33,990

Contract owners’ equity end of period	$613	439	5,899	7,160	15,042,689	29,468,009	17,527	27,146

CHANGES IN UNITS:
Beginning units	38	42	424	844	2,455,050	1,631,128	2,396	3,436
Units purchased	708	44	-	77	150,259	1,034,248	25	237
Units redeemed	(694)	(48)	(69)	(497)	(1,395,009)	(210,326)	(884)	(1,277)

Ending units	52	38	355	424	1,210,300	2,455,050	1,537	2,396

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OGGO		JABS		JACAS		JAGTS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,196)	(2,683)	2,375	4,016	41	(26)	(1,693)	(2,488)
Realized gain (loss) on investments	127,405	(29,625)	1,380	(11,276)	27,684	14,502	209,115	439,415
Change in unrealized gain (loss) on investments	(159,810)	281,255	(7,302)	(4,735)	(35,457)	(1,694)	(184,782)	(104,930)
Reinvested capital gains	-	-	4,343	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,601)	248,947	796	(11,995)	(7,732)	12,782	22,640	331,997

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	33,993	-	22,444	597	-	(18,051)
Transfers between funds	(248,412)	(502,165)	54,348	11,165	(72,410)	28,383	(1,491,629)	(344,457)
Surrenders (note 6)	(90,482)	(115,837)	(12)	(42,161)	(6)	(20,740)	-	(85,287)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(9,754)	(11,735)	(3,217)	(3,622)	(5,929)	(7,044)	(10,457)	(12,197)
Adjustments to maintain reserves	7	6,224	(16)	13	10	18	622	19,815

Net equity transactions	(348,641)	(623,513)	85,096	(34,605)	(55,891)	1,214	(1,501,464)	(440,177)

Net change in contract owners’ equity	(383,242)	(374,566)	85,892	(46,600)	(63,623)	13,996	(1,478,824)	(108,180)
Contract owners’ equity beginning of period	1,015,069	1,389,635	52,222	98,822	215,833	201,837	1,668,762	1,776,942

Contract owners’ equity end of period	$631,827	1,015,069	138,114	52,222	152,210	215,833	189,938	1,668,762

CHANGES IN UNITS:
Beginning units	48,346	82,943	2,884	5,886	19,884	19,750	298,426	394,308
Units purchased	70	206	4,836	-	2,536	2,761	810	2,505
Units redeemed	(16,271)	(34,803)	(176)	(3,002)	(7,314)	(2,627)	(261,957)	(98,387)

Ending units	32,145	48,346	7,544	2,884	15,106	19,884	37,279	298,426

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAIGS		LZREMS		LOVMCV		MVRISC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,533	7,305	17,458	(1,008)	(8)	(116)	1,315	948
Realized gain (loss) on investments	(13,931)	182,590	(5,842)	383,767	903	43,716	(975)	(566)
Change in unrealized gain (loss) on investments	(977,474)	459,273	(158,919)	-	(1,783)	(23,595)	(10,514)	8,180
Reinvested capital gains	26,090	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(961,782)	649,168	(147,303)	382,759	(888)	20,005	(10,174)	8,562

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,389	901	90,071	-	-	-	-	-
Transfers between funds	(65,612)	(477,536)	953,752	(378,941)	12	(47,139)	(3,864)	-
Surrenders (note 6)	-	(60,523)	-	-	-	(38,623)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(582)	(59,142)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(47,092)	(49,222)	(13,329)	(3,821)	(984)	(2,884)	(3,843)	(3,335)
Adjustments to maintain reserves	(29)	99	(8)	3	3	7	2	7

Net equity transactions	(98,926)	(645,423)	1,030,486	(382,759)	(969)	(88,639)	(7,705)	(3,328)

Net change in contract owners’ equity	(1,060,708)	3,745	883,183	-	(1,857)	(68,634)	(17,879)	5,234
Contract owners’ equity beginning of period	2,994,525	2,990,780	-	-	36,593	105,227	93,289	88,055

Contract owners’ equity end of period	$1,933,817	2,994,525	883,183	-	34,736	36,593	75,410	93,289

CHANGES IN UNITS:
Beginning units	154,714	192,694	-	-	3,024	10,880	10,732	11,163
Units purchased	1,487	1,527	97,607	-	41	91	-	-
Units redeemed	(8,170)	(39,507)	(2,797)	-	(67)	(7,947)	(954)	(431)

Ending units	148,031	154,714	94,810	-	2,998	3,024	9,778	10,732

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MVFSC		MVIVSC		MSEM		MSVMG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$825	826	16,470	16,049	772	1,146	21	(182)
Realized gain (loss) on investments	419	58	10,303	190	3,535	1,760	23,259	17,466
Change in unrealized gain (loss) on investments	309	7,331	(84,598)	163,751	(2,363)	(337)	(27,235)	3,861
Reinvested capital gains	332	-	-	-	337	-	22	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,885	8,215	(57,825)	179,990	2,281	2,569	(3,933)	21,145

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	(45,944)	-	-	-	83
Transfers between funds	26,496	-	644,183	500,376	547,537	12,718	30,769	(16,631)
Surrenders (note 6)	-	-	(6,880)	(170,058)	-	(7,518)	-	(8,296)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,713)	(3,029)	(25,383)	(17,779)	(4,735)	(1,203)	(1,791)	(1,574)
Adjustments to maintain reserves	(6)	8	2,139	46,947	12	3	(21)	(84)

Net equity transactions	22,777	(3,021)	614,059	313,542	542,814	4,000	28,957	(26,502)

Net change in contract owners’ equity	24,662	5,194	556,234	493,532	545,095	6,569	25,024	(5,357)
Contract owners’ equity beginning of period	83,135	77,941	2,060,906	1,567,374	30,163	23,594	69,071	74,428

Contract owners’ equity end of period	$107,797	83,135	2,617,140	2,060,906	575,258	30,163	94,095	69,071

CHANGES IN UNITS:
Beginning units	9,308	9,681	144,340	119,114	1,169	1,001	5,561	7,909
Units purchased	3,262	-	53,783	26,613	21,585	510	2,757	411
Units redeemed	(414)	(373)	(11,044)	(1,387)	(1,872)	(342)	(141)	(2,759)

Ending units	12,156	9,308	187,079	144,340	20,882	1,169	8,177	5,561

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSVRE		HIBF		GEM		GIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$7,198	13,761	115,604	137,331	4,739	(1,954)	863	388
Realized gain (loss) on investments	51,964	168,259	121,377	(8,309)	(9,406)	(11,498)	12,549	10,624
Change in unrealized gain (loss) on investments	(5,710)	117,847	(178,436)	69,901	(254,031)	172,343	(22,571)	(3,056)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,452	299,867	58,545	198,923	(258,698)	158,891	(9,159)	7,956

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	52,939	27,752	68,132	61,967	-	-	-	131
Transfers between funds	279,259	(691,389)	(486,916)	41,679	6,683	15,793	33,410	(22,400)
Surrenders (note 6)	-	(9,265)	-	(77,820)	-	(814)	-	(3,195)
Death Benefits (note 4)	-	(13,417)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	8	(39,452)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(31,330)	(47,074)	(22,097)	(28,622)	(23,796)	(21,941)	(1,694)	(1,387)
Adjustments to maintain reserves	5	101	(3)	(6)	7	10	5	(145)

Net equity transactions	300,873	(733,292)	(440,876)	(42,254)	(17,106)	(6,952)	31,721	(26,996)

Net change in contract owners’ equity	354,325	(433,425)	(382,331)	156,669	(275,804)	151,939	22,562	(19,040)
Contract owners’ equity beginning of period	855,641	1,289,066	1,716,834	1,560,165	1,158,332	1,006,393	60,092	79,132

Contract owners’ equity end of period	$1,209,966	855,641	1,334,503	1,716,834	882,528	1,158,332	82,654	60,092

CHANGES IN UNITS:
Beginning units	29,662	57,931	92,350	94,725	40,199	40,474	4,554	6,777
Units purchased	11,365	1,965	3,643	5,831	289	728	4,908	297
Units redeemed	(958)	(30,234)	(26,472)	(8,206)	(934)	(1,003)	(2,503)	(2,520)

Ending units	40,069	29,662	69,521	92,350	39,554	40,199	6,959	4,554

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRF		GBF		CAF		GVIX2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,168	1,429	130,358	115,547	92	123	(1)	75,848
Realized gain (loss) on investments	(461)	(3,173)	11,500	21,032	5,849	3,566	(64)	(1,135,726)
Change in unrealized gain (loss) on investments	(580)	27,337	175,302	(96,681)	(5,988)	2,763	-	1,701,181
Reinvested capital gains	-	-	14,521	153,539	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,127	25,593	331,681	193,437	(47)	6,452	(65)	641,303

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,570	10,550	498,372	418,068	-	11	-	496
Transfers between funds	69,785	(30,855)	186,429	(336,311)	(7,587)	(5,960)	1,032	(5,174,800)
Surrenders (note 6)	-	(1,339)	(55)	(151,169)	-	(805)	-	1
Death Benefits (note 4)	-	(127)	-	(43,388)	-	(79)	-	(29,460)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,963)	(4,087)	(125,034)	(217,932)	(1,072)	(1,155)	(4)	(35,571)
Adjustments to maintain reserves	7	(7)	7	(57)	(2)	(7)	7	(402)

Net equity transactions	83,399	(25,865)	559,719	(330,789)	(8,661)	(7,995)	1,035	(5,239,736)

Net change in contract owners’ equity	84,526	(272)	891,400	(137,352)	(8,708)	(1,543)	970	(4,598,433)
Contract owners’ equity beginning of period	198,662	198,934	4,087,730	4,225,082	35,238	36,781	-	4,598,433

Contract owners’ equity end of period	$283,188	198,662	4,979,130	4,087,730	26,530	35,238	970	-

CHANGES IN UNITS:
Beginning units	17,101	19,379	216,088	233,432	4,363	5,417	-	623,586
Units purchased	7,490	1,874	38,869	22,783	41	138	142	57,703
Units redeemed	(441)	(4,152)	2,614	(40,127)	(1,088)	(1,192)	(1)	(681,289)

Ending units	24,150	17,101	257,571	216,088	3,316	4,363	141	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDA		GVIDC		GVIDM		GVDMA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$50	72	126	113	6,724	9,501	964	794
Realized gain (loss) on investments	358	1,289	4	(2)	81,016	5,368	257	12,244
Change in unrealized gain (loss) on investments	(423)	(535)	2	187	(74,765)	38,037	(3,555)	(6,244)
Reinvested capital gains	-	-	21	15	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15)	826	153	313	12,975	52,906	(2,334)	6,794

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	590	-	-
Transfers between funds	(1,839)	3,718	510	1,016	(423,299)	(92,787)	32,925	37,825
Surrenders (note 6)	-	(3,217)	-	-	(54,551)	(56,894)	-	(39,982)
Death Benefits (note 4)	-	-	-	-	-	(21,115)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(120)	(158)	(262)	(245)	(13,543)	(34,520)	(1,392)	(1,420)
Adjustments to maintain reserves	7	(4)	5	2	8	38	(6)	6

Net equity transactions	(1,952)	339	253	773	(491,385)	(204,688)	31,527	(3,571)

Net change in contract owners’ equity	(1,967)	1,165	406	1,086	(478,410)	(151,782)	29,193	3,223
Contract owners’ equity beginning of period	4,554	3,389	5,542	4,456	512,467	664,249	41,306	38,083

Contract owners’ equity end of period	$2,587	4,554	5,948	5,542	34,057	512,467	70,499	41,306

CHANGES IN UNITS:
Beginning units	302	257	398	338	34,662	49,707	2,732	2,835
Units purchased	2	272	37	78	553	-	2,136	2,670
Units redeemed	(125)	(227)	(19)	(18)	(32,905)	(15,045)	(92)	(2,773)

Ending units	179	302	416	398	2,310	34,662	4,776	2,732

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDMC		MCIF		SAM		SAM5
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$124	115	34,512	55,414	(809)	(827)	(135,130)	(133,433)
Realized gain (loss) on investments	57	775	397,342	(319,541)	-	-	-	-
Change in unrealized gain (loss) on investments	(49)	(387)	(709,585)	1,475,951	-	-	-	-
Reinvested capital gains	-	-	96,280	6,016	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	132	503	(181,451)	1,217,840	(809)	(827)	(135,130)	(133,433)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	4,710	-	-	1,236	17,409
Transfers between funds	840	4,454	(464,898)	(47,769)	-	-	8,766,391	(1,911,656)
Surrenders (note 6)	-	(3,990)	-	(20,292)	-	-	(1,011,641)	(1,731,860)
Death Benefits (note 4)	-	-	-	(34,646)	-	-	-	(52,467)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(204)	(207)	(49,549)	(42,806)	(5,724)	(5,669)	(699,740)	(802,660)
Adjustments to maintain reserves	2	(3)	(38)	(233)	1	(1)	(357)	(175)

Net equity transactions	638	254	(514,485)	(141,036)	(5,723)	(5,670)	7,055,889	(4,481,409)

Net change in contract owners’ equity	770	757	(695,936)	1,076,804	(6,532)	(6,497)	6,920,759	(4,614,842)
Contract owners’ equity beginning of period	5,704	4,947	6,024,341	4,947,537	327,734	334,231	52,435,593	57,050,435

Contract owners’ equity end of period	$6,474	5,704	5,328,405	6,024,341	321,202	327,734	59,356,352	52,435,593

CHANGES IN UNITS:
Beginning units	392	368	310,712	320,194	24,079	24,495	4,560,736	4,949,229
Units purchased	59	315	3,759	-	-	-	971,652	87,027
Units redeemed	(14)	(291)	(31,948)	(9,482)	(421)	(416)	(359,268)	(475,520)

Ending units	437	392	282,523	310,712	23,658	24,079	5,173,120	4,560,736

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMLG1		NVMLV1		NVMMG1		SCGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(363)	(169)	433	162	(51)	(51)	(1,335)	(550)
Realized gain (loss) on investments	1,718	(2,004)	(616)	444	6,518	1,357	125,601	(11,080)
Change in unrealized gain (loss) on investments	(5,943)	11,761	(4,283)	917	(7,350)	3,838	(34,409)	64,399
Reinvested capital gains	-	5,190	1,725	1,621	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,588)	14,778	(2,741)	3,144	(883)	5,144	89,857	52,769

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	53	-	-	37	657	-	39
Transfers between funds	3,194	165,476	5,042	69,196	(15,385)	(1,640)	(91,818)	(6,320)
Surrenders (note 6)	-	(27,930)	-	(23,278)	-	-	-	(20,497)
Death Benefits (note 4)	-	-	-	-	-	(114)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,604)	(2,080)	(1,800)	(1,332)	(648)	(688)	(10,426)	(6,395)
Adjustments to maintain reserves	(8)	(52)	(4)	6	2	(1)	(9)	(37)

Net equity transactions	(418)	135,467	3,238	44,592	(15,994)	(1,786)	(102,253)	(33,210)

Net change in contract owners’ equity	(5,006)	150,245	497	47,736	(16,877)	3,358	(12,396)	19,559
Contract owners’ equity beginning of period	150,245	-	47,736	-	23,391	20,033	245,159	225,600

Contract owners’ equity end of period	$145,239	150,245	48,233	47,736	6,514	23,391	232,763	245,159

CHANGES IN UNITS:
Beginning units	15,853	-	4,547	-	2,326	2,520	15,458	17,800
Units purchased	345	19,056	518	7,472	31	253	39	141
Units redeemed	(375)	(3,203)	(174)	(2,925)	(1,679)	(447)	(688)	(2,483)

Ending units	15,823	15,853	4,891	4,547	678	2,326	14,809	15,458

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCVF		SCF		MSBF		EIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$263	10,698	6,527	695	15,885	41,727	251	686
Realized gain (loss) on investments	575,052	(273,562)	222,080	7,034	33,308	22,027	16,711	2,788
Change in unrealized gain (loss) on investments	(537,771)	1,036,974	(376,442)	486,754	(18,633)	10,272	(15,118)	5,221
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,544	774,110	(147,835)	494,483	30,560	74,026	1,844	8,695

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	107	1,410	4,166	-	(42)	-	152
Transfers between funds	(3,405,523)	(181,465)	(256,737)	37,667	(487,032)	11,077	(39,191)	2,607
Surrenders (note 6)	-	(40,868)	(169,459)	(228,776)	(167,940)	(172,088)	-	(4,023)
Death Benefits (note 4)	-	(1,711)	-	(16,498)	-	-	-	(2,943)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(12,938)	(112,069)	(55,052)	(93,718)	(17,110)	(35,750)	(1,398)	(3,261)
Adjustments to maintain reserves	(3)	327	(9)	(283)	(10)	(242)	-	-

Net equity transactions	(3,418,464)	(335,679)	(479,847)	(297,442)	(672,092)	(197,045)	(40,589)	(7,468)

Net change in contract owners’ equity	(3,380,920)	438,431	(627,682)	197,041	(641,532)	(123,019)	(38,745)	1,227
Contract owners’ equity beginning of period	3,648,073	3,209,642	2,340,005	2,142,964	684,915	807,934	57,015	55,788

Contract owners’ equity end of period	$267,153	3,648,073	1,712,323	2,340,005	43,383	684,915	18,270	57,015

CHANGES IN UNITS:
Beginning units	146,751	163,056	97,696	111,836	38,663	50,310	4,655	5,260
Units purchased	-	408	4,230	7,194	-	219	103	323
Units redeemed	(135,402)	(16,713)	(26,023)	(21,334)	(36,337)	(11,866)	(3,227)	(928)

Ending units	11,349	146,751	75,903	97,696	2,326	38,663	1,531	4,655

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ALVGIA		ALVIVA		ACVB		ACVCA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$327	(70)	31,540	58,392	4,331	4,072	(1,093)	(959)
Realized gain (loss) on investments	1,588	695	(6,981)	(1,872,276)	397	(1,038)	11,653	4,824
Change in unrealized gain (loss) on investments	(423)	2,951	(191,213)	1,479,710	8,239	23,804	(39,358)	102,698
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,492	3,576	(166,654)	(334,174)	12,967	26,838	(28,798)	106,563

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,992	66	128,685	86,563	-	-	-	-
Transfers between funds	4,845	2,478	(228,726)	(4,227,780)	(54)	(124)	(3,621)	(17,864)
Surrenders (note 6)	(11)	(535)	-	-	(1)	-	-	-
Death Benefits (note 4)	-	-	-	(29,330)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,963)	(2,127)	(15,054)	(45,136)	(11,710)	(10,940)	(19,724)	(16,872)
Adjustments to maintain reserves	13	(2)	9	(891)	4	10	(21)	40

Net equity transactions	11,876	(120)	(115,086)	(4,216,574)	(11,761)	(11,054)	(23,366)	(34,696)

Net change in contract owners’ equity	13,368	3,456	(281,740)	(4,550,748)	1,206	15,784	(52,164)	71,867
Contract owners’ equity beginning of period	29,944	26,488	968,496	5,519,244	259,921	244,137	450,060	378,193

Contract owners’ equity end of period	$43,312	29,944	686,756	968,496	261,127	259,921	397,896	450,060

CHANGES IN UNITS:
Beginning units	1,968	1,964	123,777	734,796	18,479	19,328	19,302	21,242
Units purchased	840	196	15,663	80,852	-	-	-	-
Units redeemed	(124)	(192)	(30,661)	(691,871)	(810)	(849)	(1,004)	(1,940)

Ending units	2,684	1,968	108,779	123,777	17,669	18,479	18,298	19,302

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVIG		ACVI		ACVMV1		ACVU1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,876	5,378	14,319	31,660	1,020	-	(86)	438
Realized gain (loss) on investments	(12,795)	(16,192)	(72,444)	(152,833)	43	-	2,106	29,672
Change in unrealized gain (loss) on investments	12,637	71,222	(79,355)	288,789	4,482	-	(1,785)	(16,410)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,718	60,408	(137,480)	167,616	5,545	-	235	13,700

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,726	1,134	4,833	2,408	-	-	6,562	-
Transfers between funds	(11,776)	(19,420)	(150,771)	(343,289)	273,165	-	(4,758)	(89,206)
Surrenders (note 6)	-	(7,235)	(42)	(11,192)	-	-	(3)	(25,588)
Death Benefits (note 4)	-	(1,396)	-	(8,275)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(8,285)	(8,840)	(38,056)	(46,596)	(1,722)	-	(1,321)	(3,903)
Adjustments to maintain reserves	(5)	9	(17)	(27)	4	-	(6)	7

Net equity transactions	(17,340)	(35,748)	(184,053)	(406,971)	271,447	-	474	(118,690)

Net change in contract owners’ equity	(11,622)	24,660	(321,533)	(239,355)	276,992	-	709	(104,990)
Contract owners’ equity beginning of period	458,879	434,219	1,300,926	1,540,281	-	-	36,837	141,827

Contract owners’ equity end of period	$447,257	458,879	979,393	1,300,926	276,992	-	37,546	36,837

CHANGES IN UNITS:
Beginning units	35,261	37,991	89,078	119,188	-	-	3,101	13,825
Units purchased	239	208	370	2,714	28,599	-	605	517
Units redeemed	(2,086)	(2,938)	(13,015)	(32,824)	(2,290)	-	(571)	(11,241)

Ending units	33,414	35,261	76,433	89,078	26,309	-	3,135	3,101

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVV		ACVVS1		DVMCS		DVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$14,033	17,357	(115)	(106)	47	67	25,939	19,901
Realized gain (loss) on investments	44,093	(14,247)	(668)	(1,085)	476	3,092	21,221	(1,341,289)
Change in unrealized gain (loss) on investments	(54,469)	110,683	(2,830)	11,043	(543)	(265)	(65,854)	2,535,774
Reinvested capital gains	-	-	-	-	-	-	15,143	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,657	113,793	(3,613)	9,852	(20)	2,894	(3,551)	1,214,386

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	290	-	-	-	-	-	4,293
Transfers between funds	(112,244)	(901)	(205)	8,871	1,108	(39,456)	(665,521)	(34,061)
Surrenders (note 6)	(22,495)	(115,089)	-	(2,133)	-	(805)	(900)	(3,357)
Death Benefits (note 4)	-	(6,808)	-	-	-	-	-	(33,822)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(24,642)	(31,144)	(2,072)	(1,793)	(801)	(798)	(48,221)	(39,668)
Adjustments to maintain reserves	(23)	(665)	(5)	8	(8)	-	(23)	(353)

Net equity transactions	(159,404)	(154,317)	(2,282)	4,953	299	(41,059)	(714,665)	(106,968)

Net change in contract owners’ equity	(155,747)	(40,524)	(5,895)	14,805	279	(38,165)	(718,216)	1,107,418
Contract owners’ equity beginning of period	885,541	926,065	49,478	34,673	18,165	56,330	5,987,701	4,880,283

Contract owners’ equity end of period	$729,794	885,541	43,583	49,478	18,444	18,165	5,269,485	5,987,701

CHANGES IN UNITS:
Beginning units	48,529	57,418	3,686	3,192	1,006	3,955	356,829	365,217
Units purchased	134	356	97	811	59	425	11,173	-
Units redeemed	(8,972)	(9,245)	(249)	(317)	(45)	(3,374)	(55,107)	(8,388)

Ending units	39,691	48,529	3,534	3,686	1,020	1,006	312,895	356,829

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DCAP		DGI		DVIV		FQB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6,431	6,749	1,549	1,354	15,137	14,763	23,878	20,326
Realized gain (loss) on investments	851	(8,212)	(96)	(1,295)	(77,660)	(212,658)	18,559	12,690
Change in unrealized gain (loss) on investments	32,788	60,735	(6,179)	24,328	(68,355)	232,907	(30,852)	2,232
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,070	59,272	(4,726)	24,387	(130,878)	35,012	11,585	35,248

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,588	730	-	-	-	(57)	89	1,582
Transfers between funds	34,330	76,746	(41)	1,309	(304,856)	58,989	(229,846)	159,191
Surrenders (note 6)	(40)	(38,390)	-	-	(109,980)	(175,179)	-	(100,761)
Death Benefits (note 4)	-	-	-	-	-	-	-	(2,490)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(12,214)	(11,134)	(6,851)	(6,167)	(24,035)	(38,954)	(12,279)	(14,813)
Adjustments to maintain reserves	6	15	(4)	17	36	1,121	12	(8)

Net equity transactions	34,670	27,967	(6,896)	(4,841)	(438,835)	(154,080)	(242,024)	42,701

Net change in contract owners’ equity	74,740	87,239	(11,622)	19,546	(569,713)	(119,068)	(230,439)	77,949
Contract owners’ equity beginning of period	437,992	350,753	156,380	136,834	887,192	1,006,260	501,582	423,633

Contract owners’ equity end of period	$512,732	437,992	144,758	156,380	317,479	887,192	271,143	501,582

CHANGES IN UNITS:
Beginning units	29,630	27,287	14,052	14,547	47,861	56,561	27,472	25,113
Units purchased	3,084	5,802	-	142	2,579	3,526	67	8,915
Units redeemed	(794)	(3,459)	(637)	(637)	(29,378)	(12,226)	(12,982)	(6,556)

Ending units	31,920	29,630	13,415	14,052	21,062	47,861	14,557	27,472

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FEIP		FHIP		FAMP		FCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,009	608	3,381	3,355	61,014	61,744	1,245	1,326
Realized gain (loss) on investments	(151)	(287)	(72)	(91)	(97,811)	(55,317)	255	(1,489)
Change in unrealized gain (loss) on investments	(533)	5,237	(1,524)	2,548	(59,387)	530,828	(5,907)	21,891
Reinvested capital gains	-	-	-	-	17,065	21,811	-	61

Net increase (decrease) in contract owners’ equity resulting from operations	325	5,558	1,785	5,812	(79,119)	559,066	(4,407)	21,789

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	3,007	6,916	4,516	9,217	(969,141)	202,406	15,594	18,442
Surrenders (note 6)	-	-	-	-	(1)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,846)	(1,584)	(2,157)	(1,904)	(52,511)	(151,387)	(6,609)	(5,718)
Adjustments to maintain reserves	(10)	8	(4)	-	-	258	(34)	19

Net equity transactions	1,151	5,340	2,355	7,313	(1,021,653)	51,277	8,951	12,743

Net change in contract owners’ equity	1,476	10,898	4,140	13,125	(1,100,772)	610,343	4,544	34,532
Contract owners’ equity beginning of period	41,397	30,499	46,561	33,436	4,495,776	3,885,433	146,192	111,660

Contract owners’ equity end of period	$42,873	41,397	50,701	46,561	3,395,004	4,495,776	150,736	146,192

CHANGES IN UNITS:
Beginning units	3,291	2,785	2,594	2,115	306,766	302,181	8,752	7,816
Units purchased	238	648	245	593	-	16,102	922	1,327
Units redeemed	(145)	(142)	(117)	(114)	(68,429)	(11,517)	(393)	(391)

Ending units	3,384	3,291	2,722	2,594	238,337	306,766	9,281	8,752

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FCS		FEIS		FGOP		FGOS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,894	19,617	7,756	7,731	(12)	(1)	(2,287)	(1,310)
Realized gain (loss) on investments	563,162	162,527	51,992	81,693	4	(122)	23,333	6,790
Change in unrealized gain (loss) on investments	(914,826)	187,908	(52,558)	(17,525)	293	3,066	(13,909)	182,531
Reinvested capital gains	-	1,061	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(339,770)	371,113	7,190	71,899	285	2,943	7,137	188,011

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	213,972	104,109	22,191	1,045	-	-	4,397	6,849
Transfers between funds	(447,568)	(147,043)	(91,034)	30,015	1,175	4,119	250,963	24,389
Surrenders (note 6)	(17)	(4,541)	-	(134,581)	-	-	-	(45,590)
Death Benefits (note 4)	-	(24,831)	-	(2,241)	-	-	-	(9,155)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(51,958)	(63,563)	(7,468)	(10,019)	(686)	(504)	(37,044)	(49,558)
Adjustments to maintain reserves	(36)	(207)	3	(141)	(5)	9	(8)	64

Net equity transactions	(285,607)	(136,076)	(76,308)	(115,922)	484	3,624	218,308	(73,001)

Net change in contract owners’ equity	(625,377)	235,037	(69,118)	(44,023)	769	6,567	225,445	115,010
Contract owners’ equity beginning of period	2,547,376	2,312,339	416,164	460,187	14,973	8,406	961,356	846,346

Contract owners’ equity end of period	$1,921,999	2,547,376	347,046	416,164	15,742	14,973	1,186,801	961,356

CHANGES IN UNITS:
Beginning units	121,657	128,999	29,780	37,804	1,384	959	96,266	104,534
Units purchased	9,785	9,579	1,681	2,739	103	479	23,883	3,541
Units redeemed	(29,347)	(16,921)	(6,777)	(10,763)	(61)	(54)	(3,553)	(11,809)

Ending units	102,095	121,657	24,684	29,780	1,426	1,384	116,596	96,266

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGP		FGS		FHIS		FIGBS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$70	10	(39)	(669)	5,306	121,643	1,262	2,447
Realized gain (loss) on investments	(145)	(10,833)	(9,924)	(60,624)	(47,578)	18,601	148	3,804
Change in unrealized gain (loss) on investments	(140)	19,067	6,369	220,986	73,244	(85,915)	111	(3,746)
Reinvested capital gains	176	144	2,461	2,438	-	-	1,025	811

Net increase (decrease) in contract owners’ equity resulting from operations	(39)	8,388	(1,133)	162,131	30,972	54,329	2,546	3,316

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	6,931	210	-	(1,856)	-	-
Transfers between funds	3,646	9,328	(75,021)	(95,623)	(1,562,082)	1,386,634	2,806	22,521
Surrenders (note 6)	-	(572)	(28,322)	(55,391)	-	(47,015)	-	(35,461)
Death Benefits (note 4)	-	-	-	(3,431)	-	(14,889)	-	-
Net policy repayments (loans) (note 5)	150	(40,528)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,918)	(3,203)	(22,185)	(26,735)	(10,110)	(18,819)	(1,188)	(1,519)
Adjustments to maintain reserves	(8)	5	4	39	111	2,252	(3)	2

Net equity transactions	(130)	(34,970)	(118,593)	(180,931)	(1,572,081)	1,306,307	1,615	(14,457)

Net change in contract owners’ equity	(169)	(26,582)	(119,726)	(18,800)	(1,541,109)	1,360,636	4,161	(11,141)
Contract owners’ equity beginning of period	50,045	76,627	752,024	770,824	1,621,563	260,927	38,973	50,114

Contract owners’ equity end of period	$49,876	50,045	632,298	752,024	80,454	1,621,563	43,134	38,973

CHANGES IN UNITS:
Beginning units	5,152	9,771	55,697	70,622	121,792	22,244	2,978	4,113
Units purchased	564	1,195	647	4	1	105,811	192	1,704
Units redeemed	(579)	(5,814)	(9,408)	(14,929)	(115,964)	(6,263)	(88)	(2,839)

Ending units	5,137	5,152	46,936	55,697	5,829	121,792	3,082	2,978

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FMCS		FOP		FOS		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(653)	550	335	322	1,627	3,196	138	41
Realized gain (loss) on investments	30,282	1,149	(515)	(1,245)	14,889	77,521	655	1,569
Change in unrealized gain (loss) on investments	(185,841)	243,150	(4,631)	4,885	(46,204)	(39,777)	(2,535)	2,385
Reinvested capital gains	2,535	3,223	54	53	449	599	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(153,677)	248,072	(4,757)	4,015	(29,239)	41,539	(1,742)	3,995

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	110,982	54,627	-	-	22,481	822	-	-
Transfers between funds	202,722	146,194	(20)	4,823	(101,840)	(78,915)	2,012	3,664
Surrenders (note 6)	-	(57,359)	-	-	(26)	(81,294)	-	(1,616)
Death Benefits (note 4)	-	-	-	-	-	(92)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(27,988)	(23,927)	(1,249)	(1,219)	(7,283)	(12,288)	(809)	(658)
Adjustments to maintain reserves	(13)	11	7	7	1	51	(10)	1

Net equity transactions	285,703	119,546	(1,262)	3,611	(86,667)	(171,716)	1,193	1,391

Net change in contract owners’ equity	132,026	367,618	(6,019)	7,626	(115,906)	(130,177)	(549)	5,386
Contract owners’ equity beginning of period	1,205,234	837,616	30,348	22,722	255,544	385,721	19,007	13,621

Contract owners’ equity end of period	$1,337,260	1,205,234	24,329	30,348	139,638	255,544	18,458	19,007

CHANGES IN UNITS:
Beginning units	71,093	63,431	2,281	1,927	17,869	30,399	1,176	1,063
Units purchased	26,739	12,963	-	459	1,989	69	131	453
Units redeemed	(9,368)	(5,301)	(68)	(105)	(8,031)	(12,599)	(51)	(340)

Ending units	88,464	71,093	2,213	2,281	11,827	17,869	1,256	1,176

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVSV2		TIF2		FTVGI2		GVMCE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$19,416	1,568	2,196	2,530	(243)	-	6,528	8,632
Realized gain (loss) on investments	46,401	47,534	920	13,912	(128)	-	215,991	(92,328)
Change in unrealized gain (loss) on investments	(327,776)	53,131	(22,361)	970	(21,533)	-	(336,789)	576,724
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(261,959)	102,233	(19,245)	17,412	(21,904)	-	(114,270)	493,028

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,898	25,052	377	22	-	-	-	8
Transfers between funds	3,150,403	124,925	30,874	121,077	636,108	-	(533,657)	(10,322)
Surrenders (note 6)	-	(6,386)	(27)	(90,657)	-	-	(188,209)	(410,008)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(39,653)	(7,490)	(6,639)	(7,638)	(3,615)	-	(30,739)	(40,846)
Adjustments to maintain reserves	(18)	12	-	10	(6)	-	2	(2,243)

Net equity transactions	3,166,630	136,113	24,585	22,814	632,487	-	(752,603)	(463,411)

Net change in contract owners’ equity	2,904,671	238,346	5,340	40,226	610,583	-	(866,873)	29,617
Contract owners’ equity beginning of period	604,409	366,063	153,859	113,633	-	-	2,261,948	2,232,331

Contract owners’ equity end of period	$3,509,080	604,409	159,199	153,859	610,583	-	1,395,075	2,261,948

CHANGES IN UNITS:
Beginning units	42,559	32,968	7,723	6,168	-	-	101,953	125,459
Units purchased	234,502	10,665	1,574	6,621	42,600	-	-	4,532
Units redeemed	(19,730)	(1,074)	(333)	(5,066)	(246)	-	(34,623)	(28,038)

Ending units	257,331	42,559	8,964	7,723	42,354	-	67,330	101,953

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	BNCAI		AMTB		AMTG		AMGP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(593)	(874)	3,497	4,756	(529)	(457)	200	65
Realized gain (loss) on investments	63,927	69,867	(1,050)	(514)	1,926	(1,206)	4,768	18,679
Change in unrealized gain (loss) on investments	(54,539)	10,727	(2,410)	454	(2,453)	52,820	(7,863)	(2,632)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,795	79,720	37	4,696	(1,056)	51,157	(2,895)	16,112

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,367	35	-	-	-	-	74	375
Transfers between funds	(105,314)	(185,131)	769	(976)	(2,435)	884	10,790	(47,354)
Surrenders (note 6)	(23)	(12,803)	-	-	-	-	(1)	(805)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,218)	(8,461)	(4,207)	(4,261)	(9,509)	(8,019)	(2,133)	(1,869)
Adjustments to maintain reserves	(9)	24	(5)	1	10	13	12	1

Net equity transactions	(76,197)	(206,336)	(3,443)	(5,236)	(11,934)	(7,122)	8,742	(49,652)

Net change in contract owners’ equity	(67,402)	(126,616)	(3,406)	(540)	(12,990)	44,035	5,847	(33,540)
Contract owners’ equity beginning of period	278,067	404,683	94,128	94,668	214,375	170,340	73,786	107,326

Contract owners’ equity end of period	$210,665	278,067	90,722	94,128	201,385	214,375	79,633	73,786

CHANGES IN UNITS:
Beginning units	13,627	25,002	7,165	7,568	17,823	18,553	4,952	8,551
Units purchased	1,568	108	57	-	1	77	710	302
Units redeemed	(5,246)	(11,483)	(319)	(403)	(1,003)	(807)	(142)	(3,901)

Ending units	9,949	13,627	6,903	7,165	16,821	17,823	5,520	4,952

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMCG		AMTP		AMFAS		OVMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(184)	(2,772)	(877)	1,356	(14)	(16)	6,459	3,446
Realized gain (loss) on investments	26,547	(218,795)	20,685	63,074	2,219	118	(7,634)	(11,486)
Change in unrealized gain (loss) on investments	(17,612)	(30,840)	(57,272)	4,823	(1,789)	1,220	2,982	44,729
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,751	(252,407)	(37,464)	69,253	416	1,322	1,807	36,689

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	395	-	158	-	-	-	-
Transfers between funds	(139,248)	209,328	(44,746)	(146,501)	(3,928)	1,986	1,488	(707)
Surrenders (note 6)	-	(18,166)	-	(23,165)	-	-	-	-
Death Benefits (note 4)	-	(7,948)	-	(3,533)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,202)	(20,342)	(7,458)	(12,587)	(337)	(403)	(14,476)	(13,513)
Adjustments to maintain reserves	3	109	(3)	37	(10)	12	(6)	23

Net equity transactions	(142,447)	163,376	(52,207)	(185,591)	(4,275)	1,595	(12,994)	(14,197)

Net change in contract owners’ equity	(133,696)	(89,031)	(89,671)	(116,338)	(3,859)	2,917	(11,187)	22,492
Contract owners’ equity beginning of period	168,351	257,382	400,426	516,764	7,997	5,080	322,424	299,932

Contract owners’ equity end of period	$34,655	168,351	310,755	400,426	4,138	7,997	311,237	322,424

CHANGES IN UNITS:
Beginning units	8,832	17,388	27,682	41,218	599	454	27,934	29,268
Units purchased	42	-	187	721	24	180	137	-
Units redeemed	(7,060)	(8,556)	(3,573)	(14,257)	(309)	(35)	(1,232)	(1,334)

Ending units	1,814	8,832	24,296	27,682	314	599	26,839	27,934

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGR		OVB		OVGS		OVGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,089	(872)	15,787	4,345	17,754	27,352	711	961
Realized gain (loss) on investments	202,412	(90,085)	(11,868)	(8,903)	1,618	(258,812)	(677)	(3,850)
Change in unrealized gain (loss) on investments	(139,611)	265,218	18,222	33,849	(157,449)	482,267	(331)	20,213
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,890	174,261	22,141	29,291	(138,077)	250,807	(297)	17,324

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	118	891	-	-	-	-	-	-
Transfers between funds	(1,352,106)	(427,779)	2,689	(1,941)	(175,204)	(379,141)	(148)	8,521
Surrenders (note 6)	(35,359)	(183,820)	-	-	(5,098)	(295,342)	-	(10,332)
Death Benefits (note 4)	-	(2,707)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(38,328)	(46,248)	(13,027)	(12,387)	(21,146)	(21,179)	(2,740)	(2,566)
Adjustments to maintain reserves	(16)	4,610	6	-	(5)	(4,274)	-	-

Net equity transactions	(1,425,691)	(655,053)	(10,332)	(14,328)	(201,453)	(699,936)	(2,888)	(4,377)

Net change in contract owners’ equity	(1,358,801)	(480,792)	11,809	14,963	(339,530)	(449,129)	(3,185)	12,947
Contract owners’ equity beginning of period	2,018,495	2,499,287	280,270	265,307	1,744,181	2,193,310	123,006	110,059

Contract owners’ equity end of period	$659,694	2,018,495	292,079	280,270	1,404,651	1,744,181	119,821	123,006

CHANGES IN UNITS:
Beginning units	138,075	186,596	26,061	27,417	115,302	167,720	10,808	11,200
Units purchased	289	929	248	-	2,897	1,138	98	777
Units redeemed	(92,599)	(49,450)	(1,161)	(1,356)	(16,696)	(53,556)	(350)	(1,169)

Ending units	45,765	138,075	25,148	26,061	101,503	115,302	10,556	10,808

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVAG		PMVAAA		PMVFBA		PMVLDA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(571)	(702)	92,614	39,131	1,830	1,360	19,579	14,384
Realized gain (loss) on investments	72,734	(11,165)	171	165,770	(17,748)	(19)	8,294	31,566
Change in unrealized gain (loss) on investments	(49,655)	83,998	(27,362)	(4,037)	21,164	(21,164)	(16,786)	8,383
Reinvested capital gains	-	-	-	-	-	3,449	-	2,989

Net increase (decrease) in contract owners’ equity resulting from operations	22,508	72,131	65,423	200,864	5,246	(16,374)	11,087	57,322

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	146	1,001	-	12,343	-	-	52,510	384
Transfers between funds	(213,893)	19,071	3,100,063	(162,255)	(437,456)	450,000	(51,006)	103,629
Surrenders (note 6)	-	(15,978)	-	(36,021)	-	-	(33)	(83,752)
Death Benefits (note 4)	-	(7,699)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,351)	(12,213)	(7,144)	(8,446)	(1,015)	(402)	(38,240)	(35,068)
Adjustments to maintain reserves	2	68	(583)	(12,224)	26	(25)	(3)	20

Net equity transactions	(221,096)	(15,750)	3,092,336	(206,603)	(438,445)	449,573	(36,772)	(14,787)

Net change in contract owners’ equity	(198,588)	56,381	3,157,759	(5,739)	(433,199)	433,199	(25,685)	42,535
Contract owners’ equity beginning of period	327,338	270,957	33,067	38,806	433,199	-	1,362,911	1,320,376

Contract owners’ equity end of period	$128,750	327,338	3,190,826	33,067	-	433,199	1,337,226	1,362,911

CHANGES IN UNITS:
Beginning units	27,008	28,425	2,149	2,845	36,057	-	97,785	99,496
Units purchased	156	1,847	202,211	39	-	36,090	3,803	6,930
Units redeemed	(16,630)	(3,264)	(457)	(735)	(36,057)	(33)	(6,461)	(8,641)

Ending units	10,534	27,008	203,903	2,149	-	36,057	95,127	97,785

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVRRA		PMVTRA		PIHYB1		ACGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$87,983	55,893	461,639	367,154	1,516	1,484	(198)	-
Realized gain (loss) on investments	117,579	72,361	182,859	691,519	667	3,290	167	-
Change in unrealized gain (loss) on investments	156,485	183,426	(445,902)	(272,054)	(2,505)	290	8,792	-
Reinvested capital gains	150,651	42,779	415,552	487,996	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	512,698	354,459	614,148	1,274,615	(322)	5,064	8,761	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,246	17,098	163,295	6,081	-	-	-	-
Transfers between funds	(54,245)	(5,816)	13,182,818	1,561,199	3,747	18,112	489,489	-
Surrenders (note 6)	-	(102,428)	(79,187)	(3,043,370)	-	(13,365)	-	-
Death Benefits (note 4)	-	-	-	(59,664)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(76,880)	(72,210)	(196,188)	(166,159)	(1,122)	(1,013)	(2,939)	-
Adjustments to maintain reserves	185	656	(2,258)	15	8	-	(4)	-

Net equity transactions	(115,694)	(162,700)	13,068,480	(1,701,898)	2,633	3,734	486,546	-

Net change in contract owners’ equity	397,004	191,759	13,682,628	(427,283)	2,311	8,798	495,307	-
Contract owners’ equity beginning of period	4,817,344	4,625,585	15,262,034	15,689,317	29,182	20,384	-	-

Contract owners’ equity end of period	$5,214,348	4,817,344	28,944,662	15,262,034	31,493	29,182	495,307	-

CHANGES IN UNITS:
Beginning units	295,591	306,080	912,976	1,012,959	1,397	1,149	-	-
Units purchased	19,930	12,076	788,393	65,806	193	947	49,425	-
Units redeemed	(28,287)	(22,565)	(26,076)	(165,789)	(53)	(699)	(296)	-

Ending units	287,234	295,591	1,675,293	912,976	1,537	1,397	49,129	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVBVI		AVCDI		AVIE		ROCMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$28	(714)	(9)	(9)	842	700	42,294	41,940
Realized gain (loss) on investments	768	136,660	110	(88)	(1,022)	2,011	863,866	(160,014)
Change in unrealized gain (loss) on investments	(638)	(31,810)	(345)	759	(5,668)	2,414	(1,170,632)	765,800
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	158	104,136	(244)	662	(5,848)	5,125	(264,472)	647,726

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	—	—	—	—	—	(59)	282,733	27,079
Transfers between funds	(4,141)	(1,059,409)	(64)	1,046	65,699	18,802	(880,689)	479,489
Surrenders (note 6)	—	(537)	(1)	—	(12,600)	(5,520)	(163,371)	(196,697)
Death Benefits (note 4)	—	—	—	—	—	—	—	—
Net policy repayments (loans) (note 5)	—	—	—	—	—	—	—	—

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(396)	(3,784)	(167)	(147)	(2,164)	(1,682)	(54,814)	(63,331)
Adjustments to maintain reserves	(10)	7	10	(1)	1	6	2	(354)

Net equity transactions	(4,547)	(1,063,723)	(222)	898	50,936	11,547	(816,139)	246,186

Net change in contract owners’ equity	(4,389)	(959,587)	(466)	1,560	45,088	16,672	(1,080,611)	893,912
Contract owners’ equity beginning of period	9,872	969,459	3,910	2,350	46,343	29,671	2,924,443	2,030,531

Contract owners’ equity end of period	$5,483	9,872	3,444	3,910	91,431	46,343	1,843,832	2,924,443

CHANGES IN UNITS:
Beginning units	740	77,826	205	146	2,500	1,802	106,154	95,550
Units purchased	13	123	—	68	4,250	1,123	11,148	19,607
Units redeemed	(328)	(77,209)	(10)	(9)	(1,448)	(425)	(41,015)	(9,003)

Ending units	425	740	195	205	5,302	2,500	76,287	106,154

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TREI2		TRMCG2		TRNAG1		VWBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,536	33,226	(2,541)	(3,160)	(671)	(434)	27,753	16,625
Realized gain (loss) on investments	199,363	(162,741)	313,431	(29,074)	177,610	103,425	92	(4,481)
Change in unrealized gain (loss) on investments	(308,136)	441,641	(344,041)	261,144	(191,688)	(4,332)	(7,488)	8,058
Reinvested capital gains	-	-	24,614	62,365	18,481	12,352	7,313	-

Net increase (decrease) in contract owners’ equity resulting from operations	(84,237)	312,126	(8,537)	291,275	3,732	111,011	27,670	20,202

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	362	61	3,806	13	-	335	-	-
Transfers between funds	(940,845)	381,537	(665,610)	(65,510)	(275,001)	(113,902)	2,122	(138,223)
Surrenders (note 6)	(97,503)	(308,529)	(255,060)	(302,063)	(83,520)	(68,656)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(33,106)	(45,330)	(33,588)	(62,103)	(11,175)	(18,851)	(16,763)	(18,968)
Adjustments to maintain reserves	10	(6,363)	14	(937)	(6)	(247)	17	4

Net equity transactions	(1,071,082)	21,376	(950,438)	(430,600)	(369,702)	(201,321)	(14,624)	(157,187)

Net change in contract owners’ equity	(1,155,319)	333,502	(958,975)	(139,325)	(365,970)	(90,310)	13,046	(136,985)
Contract owners’ equity beginning of period	2,480,101	2,146,599	1,167,576	1,306,901	600,899	691,209	360,382	497,367

Contract owners’ equity end of period	$1,324,782	2,480,101	208,601	1,167,576	234,929	600,899	373,428	360,382

CHANGES IN UNITS:
Beginning units	150,067	148,663	44,778	63,884	39,982	54,891	18,984	27,754
Units purchased	74	22,700	718	-	-	-	91	-
Units redeemed	(68,953)	(21,296)	(37,352)	(19,106)	(24,142)	(14,909)	(839)	(8,770)

Ending units	81,188	150,067	8,144	44,778	15,840	39,982	18,236	18,984

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWEM		VWHA		WRGP		WRRESP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$9,760	12,435	18,120	(585)	4	13	28	84
Realized gain (loss) on investments	439,583	135,017	270,504	34,149	338	243	292	158
Change in unrealized gain (loss) on investments	(937,216)	364,718	(341,490)	243,233	(368)	258	636	1,203
Reinvested capital gains	-	-	22,357	-	114	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(487,873)	512,170	(30,509)	276,797	88	514	956	1,445

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(18,444)	-	(27,960)	-	-	-	-
Transfers between funds	(1,457,347)	(251,388)	(1,130,259)	1,421,161	(622)	971	12,815	815
Surrenders (note 6)	-	(175,186)	-	(60,290)	-	(535)	-	-
Death Benefits (note 4)	-	(12,409)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(49,141)	(55,120)	(20,075)	(9,254)	(136)	(140)	(326)	(241)
Adjustments to maintain reserves	(67)	19,609	926	32,570	(1)	7	2	4

Net equity transactions	(1,506,555)	(492,938)	(1,149,408)	1,356,227	(759)	303	12,491	578

Net change in contract owners’ equity	(1,994,428)	19,232	(1,179,917)	1,633,024	(671)	817	13,447	2,023
Contract owners’ equity beginning of period	3,182,268	3,163,036	1,824,986	191,962	3,610	2,793	6,344	4,321

Contract owners’ equity end of period	$1,187,840	3,182,268	645,069	1,824,986	2,939	3,610	19,791	6,344

CHANGES IN UNITS:
Beginning units	99,639	125,304	43,231	5,862	259	225	504	440
Units purchased	303	2,123	11,907	39,108	13	83	1,022	85
Units redeemed	(49,735)	(27,788)	(36,803)	(1,739)	(65)	(49)	(25)	(21)

Ending units	50,207	99,639	18,335	43,231	207	259	1,501	504

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SVDF		SVOF		CSIEF3		GEF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(72)	(57)	(123)	1,921	9,100	(523)	293	1,136
Realized gain (loss) on investments	275	232	27,718	(48,970)	(14,605)	(8,337)	35,094	(15,458)
Change in unrealized gain (loss) on investments	(342)	7,370	(23,439)	115,205	(43,725)	38,484	(34,379)	32,333
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(139)	7,545	4,156	68,156	(49,230)	29,624	1,008	18,011

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	(3)	157	-	329
Transfers between funds	2,260	6,067	(100,510)	(360,861)	(305,513)	(138,605)	(158,622)	(31,012)
Surrenders (note 6)	-	-	-	(6,155)	-	(1,070)	-	(1,070)
Death Benefits (note 4)	-	-	-	-	-	(6,066)	-	(7,547)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,292)	(978)	(2,587)	(4,478)	(5,299)	(10,876)	(2,350)	(8,079)
Adjustments to maintain reserves	(21)	11	(4)	11	2	22	6	(27)

Net equity transactions	947	5,100	(103,101)	(371,483)	(310,813)	(156,438)	(160,966)	(47,406)

Net change in contract owners’ equity	808	12,645	(98,945)	(303,327)	(360,043)	(126,814)	(159,958)	(29,395)
Contract owners’ equity beginning of period	28,652	16,007	151,880	455,207	360,043	486,857	159,958	189,353

Contract owners’ equity end of period	$29,460	28,652	52,935	151,880	-	360,043	-	159,958

CHANGES IN UNITS:
Beginning units	1,173	886	9,786	36,207	31,819	48,168	11,059	14,555
Units purchased	83	336	234	1,090	-	2,395	3	152
Units redeemed	(52)	(49)	(6,401)	(27,511)	(31,819)	(18,744)	(11,062)	(3,648)

Ending units	1,204	1,173	3,619	9,786	-	31,819	-	11,059

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WSCP		GVGU1		GVGF1		GVGH1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$905	(366)	-	138	-	107	-	149
Realized gain (loss) on investments	78,289	(66,051)	-	2,337	-	5,893	-	9,757
Change in unrealized gain (loss) on investments	(93,843)	97,370	-	(2,967)	-	(4,912)	-	(8,957)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,649)	30,953	-	(492)	-	1,088	-	949

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(647)	39	-	-	-	-	-	-
Transfers between funds	(277,892)	(308,554)	-	(15,661)	-	(33,796)	-	(92,515)
Surrenders (note 6)	-	(5,872)	-	-	-	-	-	-
Death Benefits (note 4)	-	(140)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,650)	(14,412)	-	(202)	-	(440)	-	(750)
Adjustments to maintain reserves	45	(6)	-	(4)	-	(3)	-	(4)

Net equity transactions	(289,144)	(328,945)	-	(15,867)	-	(34,239)	-	(93,269)

Net change in contract owners’ equity	(303,793)	(297,992)	-	(16,359)	-	(33,151)	-	(92,320)
Contract owners’ equity beginning of period	303,793	601,785	-	16,359	-	33,151	-	92,320

Contract owners’ equity end of period	$-	303,793	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	33,463	75,682	-	933	-	2,433	-	6,814
Units purchased	-	-	-	189	-	378	-	-
Units redeemed	(33,463)	(42,219)	-	(1,122)	-	(2,811)	-	(6,814)

Ending units	-	33,463	-	-	-	-	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVUS1		GGTC		GVUG1
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	5	-	(62)	-	(11)
Realized gain (loss) on investments	-	2,683	-	29,313	-	3,706
Change in unrealized gain (loss) on investments	-	(2,218)	-	(26,478)	-	(2,827)
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	470	-	2,773	-	868

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-
Transfers between funds	-	(7,786)	-	(112,736)	-	(12,591)
Surrenders (note 6)	-	-	-	-	-	(1)
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(119)	-	(418)	-	(193)
Adjustments to maintain reserves	-	-	-	-	-	(4)

Net equity transactions	-	(7,905)	-	(113,154)	-	(12,789)

Net change in contract owners’ equity	-	(7,435)	-	(110,381)	-	(11,921)
Contract owners’ equity beginning of period	-	7,435	-	110,381	-	11,921

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	629	-	33,965	-	855
Units purchased	-	144	-	862	-	223
Units redeemed	-	(773)	-	(34,827)	-	(1,078)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)*

Bond Fund - Class 2 (AMVBD2)*

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)

CALVERT FUNDS

Calvert VP SRI Equity Portfolio (CVSSE)

DAVIS FUNDS

Variable Account Fund, Inc. - Value Portfolio (DAVVL)*

DELAWARE GROUP FUNDS

Small Cap Value Series - Service Class (DWVSVS)*

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)*

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

Research International Series - Service Class (MVRISC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Global Real Estate Portfolio - Class II (VKVGR2)*

Mid Cap Growth Portfolio - Class I (MSVMG)

The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)*

NVIT Cardinal Balanced Fund - Class I (NVCRB1)*

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)*

NVIT Cardinal Conservative Fund - Class I (NVCCN1)*

NVIT Cardinal Moderate Fund - Class I (NVCMD1)*

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)*

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)*

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)*

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - Large Cap Value VIP - Class B (SVSLVB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)*

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)*

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)*

VIP Fund - VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

VIT - Goldman Sachs VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)*

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - I Class Shares (AMRI)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)*

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)*

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Growth and Income Portfolio - Class I (ACGI)

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. High Yield Fund - Series I (AVHY1)*

V.I. International Growth Fund - Series I (AVIE)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio (TRLT1)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)*

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge to cover the payment of premium taxes and some sale expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9.0% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2011and 2010, total front-end sales charge deductions were $80,476 and $45,560, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $7,893 and $771, respectively, and total transfers from the Account to the fixed account were $482,856 and $5,073,622, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$175,115,478	$0	$0	$175,115,478

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
AMVGS2 ( Global Small Capitalization Fund - Class 2 )	$6,029	$13
AMVGR2 ( Growth Fund - Class 2 )	1,675,792	150,731
AMVI2 ( International Fund - Class 2 )	218,239	3,377
MLVLC2 ( Large Cap Core V.I. Fund - Class II )	3,034,515	2,670,976
CVSSE ( Calvert VP SRI Equity Portfolio )	358	1,575
DSIF ( Stock Index Fund, Inc. - Initial Shares )	10,745,532	23,943,929
DSRG ( The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares )	2,141	12,020
OGGO ( Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 )	44,375	395,220
JABS ( Janus Aspen Series - Balanced Portfolio - Service Shares )	131,648	39,821
JACAS ( Janus Aspen Series - Forty Portfolio - Service Shares )	57,905	113,764
JAGTS ( Janus Aspen Series - Global Technology Portfolio - Service Shares )	241,384	1,724,785
JAIGS ( Janus Aspen Series - Overseas Portfolio - Service Shares )	101,803	171,087
LZREMS ( Retirement Emerging Markets Equity Portfolio - Service Shares )	1,114,468	66,518
LOVMCV ( Series Fund - Mid Cap Value Portfolio - Class VC )	4,544	5,524
MVRISC ( Research International Series - Service Class )	1,537	7,928
MVFSC ( Value Series - Service Class )	27,872	3,933
MVIVSC ( Variable Insurance Trust II - International Value Portfolio - Service Class )	928,461	247,061
MSEM ( Emerging Markets Debt Portfolio - Class I )	597,779	53,869
MSVMG ( Mid Cap Growth Portfolio - Class I )	73,087	44,170
MSVRE ( U.S. Real Estate Portfolio - Class I )	452,459	144,390
HIBF ( Federated NVIT High Income Bond Fund - Class I )	218,355	543,634
GEM ( NVIT Emerging Markets Fund - Class I )	14,805	27,174
GIG ( NVIT International Equity Fund - Class I )	66,342	33,905
TRF ( NVIT Fund - Class I )	120,082	34,522
GBF ( NVIT Government Bond Fund - Class I )	1,760,026	1,055,429
CAF ( American Century NVIT Growth Fund - Class I )	8,267	16,845
GVIX2 ( NVIT International Index Fund - Class II )	1,032	968

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

GVIDA ( NVIT Investor Destinations Aggressive Fund - Class II )		182	2,091
GVIDC ( NVIT Investor Destinations Conservative Fund - Class II )		707	313
GVIDM ( NVIT Investor Destinations Moderate Fund - Class II )		125,679	610,190
GVDMA ( NVIT Investor Destinations Moderately Aggressive Fund - Class II )		34,871	2,374
GVDMC ( NVIT Investor Destinations Moderately Conservative Fund - Class II )		1,490	730
MCIF ( NVIT Mid Cap Index Fund - Class I )		1,957,250	2,340,912
SAM ( NVIT Money Market Fund - Class I )		-	6,533
SAM5 ( NVIT Money Market Fund - Class V )		31,958,139	25,037,447
NVMLG1 ( NVIT Multi - Manager Large Cap Growth Fund - Class I )		21,556	22,408
NVMLV1 ( NVIT Multi - Manager Large Cap Value Fund - Class I )		12,995	7,603
NVMMG1 ( NVIT Multi - Manager Mid Cap Growth Fund - Class I )		3,974	20,024
SCGF ( NVIT Multi - Manager Small Cap Growth Fund - Class I )		1,109,227	1,212,853
SCVF ( NVIT Multi - Manager Small Cap Value Fund - Class I )		12,305	3,430,505
SCF ( NVIT Multi - Manager Small Company Fund - Class I )		431,444	904,440
MSBF ( NVIT Multi - Sector Bond Fund - Class I )		66,188	722,383
EIF ( Van Kampen NVIT Comstock Value Fund - Class I )		4,776	45,116
ALVGIA ( VPS Growth and Income Portfolio - Class A )		18,301	6,112
ALVIVA ( VPS International Value Portfolio - Class A )		236,852	320,011
ACVB ( VP Balanced Fund - Class I )		6,671	14,102
ACVCA ( VP Capital Appreciation Fund - Class I )		14,517	38,971
ACVIG ( VP Income & Growth Fund - Class I )		145,448	156,904
ACVI ( VP International Fund - Class I )		95,520	265,362
ACVMV1 ( VP Mid Cap Value Fund - Class I )		297,322	24,859
ACVU1 ( VP Ultra(R) Fund - Class I )		12,701	12,310
ACVV ( VP Value Fund - Class I )		52,311	198,370
ACVVS1 ( VP Vista(SM) Fund - Class I )		4,171	6,558
DVMCS ( MidCap Stock Portfolio - Initial Shares )		2,405	2,056
DVSCS ( Small Cap Stock Index Portfolio - Service Shares )		1,868,246	2,541,799
DCAP ( Appreciation Portfolio - Initial Shares )		90,568	49,474
DGI ( Growth and Income Portfolio - Initial Shares )		5,768	11,115
DVIV ( International Value Portfolio - Initial Shares )		92,904	515,338
FQB ( Quality Bond Fund II - Primary Shares )		69,146	287,303
FEIP ( Equity - Income Portfolio - Initial Class )		5,319	3,150
FHIP ( High Income Portfolio - Initial Class )		8,015	2,274
FAMP ( VIP Fund - Asset Manager Portfolio - Initial Class )		835,954	1,779,525
FCP ( VIP Fund - Contrafund Portfolio - Initial Class )		20,817	10,611
FCS ( VIP Fund - Contrafund Portfolio - Service Class )		3,482,331	3,756,356
FEIS ( VIP Fund - Equity - Income Portfolio - Service Class )		63,106	131,830
FGOP ( VIP Fund - Growth Opportunities Portfolio - Initial Class )		1,693	1,216
FGOS ( VIP Fund - Growth Opportunities Portfolio - Service Class )		332,407	116,419
FGP ( VIP Fund - Growth Portfolio - Initial Class )		5,331	5,210
FGS ( VIP Fund - Growth Portfolio - Service Class )		93,487	209,661
FHIS ( VIP Fund - High Income Portfolio - Service Class )		274,637	1,839,162
FIGBS ( VIP Fund - Investment Grade Bond Portfolio - Service Class )		9,498	5,592
FMCS ( VIP Fund - Mid Cap Portfolio - Service Class )		544,821	257,224
FOP ( VIP Fund - Overseas Portfolio - Initial Class )		2,549	3,422
FOS ( VIP Fund - Overseas Portfolio - Service Class )		85,541	170,124
FVSS ( VIP Fund - Value Strategies Portfolio - Service Class )		2,612	1,272
FTVSV2 ( Franklin Small Cap Value Securities Fund - Class 2 )		4,361,949	1,175,899
TIF2 ( Templeton Foreign Securities Fund - Class 2 )		52,429	25,644
FTVGI2 ( Templeton Global Bond Securities Fund - Class 2 )		638,530	6,280
GVMCE ( Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares )		128,490	874,414
BNCAI ( Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class )		57,172	133,951
AMTB ( Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares )		8,130	8,071
AMTG ( Growth Portfolio - I Class Shares )		5,601	18,073
AMGP ( Guardian Portfolio - I Class Shares )		21,889	12,960
AMCG ( Mid - Cap Growth Portfolio - I Class Shares )		5,858	148,512
AMTP ( Partners Portfolio - I Class Shares )		8,006	61,088
AMFAS ( Small - Cap Growth Portfolio - S Class Shares )		862	5,142
OVMS ( Balanced Fund/VA - Non - Service Shares )		12,892	19,421
OVGR ( Capital Appreciation Fund/VA - Non - Service Shares )		40,110	1,462,000
OVB ( Core Bond Fund/VA - Non - Service Shares )		32,560	27,111
OVGS ( Global Securities Fund/VA - Non - Service Shares )		122,059	305,758
OVGI ( Main Street Fund(R)/VA - Non - Service Shares )		3,525	5,702
OVAG ( Mid - Cap Growth Fund/VA - Non - Service Shares )		29,960	251,582
PMVAAA ( All Asset Portfolio - Administrative Class )		3,197,328	24,605
PMVFBA ( Foreign Bond Portfolio (Unhedged) - Administrative Class )		2,110	438,750
PMVLDA ( Low Duration Portfolio - Administrative Class )		95,696	112,905
PMVRRA ( Real Return Portfolio - Administrative Class )		1,022,263	899,501
PMVTRA ( Total Return Portfolio - Administrative Class )		20,714,470	6,766,691
PIHYB1 ( Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares )		7,341	3,202
ACGI ( Growth and Income Portfolio - Class I )		507,556	21,204
AVBVI ( V.I. Basic Value Fund - Series I )		1,132	5,642
AVCDI ( V.I. Capital Development Fund - Series I )		241	481
AVIE ( V.I. International Growth Fund - Series I )		123,372	71,595
ROCMC ( Micro - Cap Portfolio - Investment Class )		1,541,628	2,315,272
TREI2 ( Equity Income Portfolio - II )		112,867	1,159,335
TRMCG2 ( Mid - Cap Growth Portfolio - II )		159,675	1,087,633
TRNAG1 ( New America Growth Portfolio )		112,678	464,495
VWBF ( VIP Trust - Global Bond Fund: Initial Class )		52,456	32,029
VWEM ( VIP Trust - Emerging Markets Fund: Initial Class )		4,499,513	5,976,860
VWHA ( VIP Trust - Global Hard Assets Fund: Initial Class )		772,486	1,848,990
WRGP ( Ivy Fund Variable Insurance Portfolios, Inc. - Growth )		545	1,181
WRRESP ( Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities )		13,160	643
SVDF ( Advantage Funds Variable Trust - VT Discovery Fund )		3,936	3,047
SVOF ( Advantage VT Opportunity Fund - Class 2 )		5,338	108,560
CSIEF3 ( Credit Suisse Trust - International Equity Flex III Portfolio(obsolete) )		309,495	611,208
GEF ( Gartmore NVIT Worldwide Leaders Fund - Class I )		967	161,684
WSCP ( U.S. Equity Flex I Portfolio(obsolete) )		243,312	531,586

	Total	$105,200,176	$105,811,489

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Small Capitalization Fund - Class 2 (AMVGS2)
2011	0.25%	668	$8.995318	$6,009	0.02%	-19.35%
Growth Fund - Class 2 (AMVGR2)
2011	0.25%	138,625	9.945799	1,378,736	0.66%	-4.52%
International Fund - Class 2 (AMVI2)
2011	0.20%	15,072	7.842030	118,195	1.62%	-21.58%	5/2/2011
2011	0.25%	9,701	7.839419	76,050	1.62%	-21.61%	5/2/2011
Large Cap Core V.I. Fund - Class II (MLVLC2)
2011	0.25%	52	11.782911	613	0.25%	1.95%
2010	0.25%	38	11.557561	439	0.75%	8.71%
2009	0.25%	42	10.631422	447	0.07%	22.05%
2008	0.25%	2,858	8.710851	24,896	0.17%	-38.99%
Calvert VP SRI Equity Portfolio (CVSSE)
2011	0.25%	355	16.617281	5,899	0.00%	-1.59%
2010	0.25%	424	16.885673	7,160	0.04%	16.97%
2009	0.25%	844	14.435757	12,184	0.39%	33.92%
2008	0.25%	870	10.779017	9,378	0.00%	-35.95%
2007	0.25%	516	16.829986	8,684	0.00%	9.71%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.10%	35,823	11.729321	420,179	1.62%	1.78%
2011	0.20%	741,013	11.900956	8,818,763	1.62%	1.67%
2011	0.25%	433,464	13.389225	5,803,747	1.62%	1.62%
2010	0.10%	38,692	11.524660	445,912	1.95%	14.72%
2010	0.20%	1,913,959	11.704974	22,402,840	1.95%	14.61%
2010	0.25%	502,399	13.175298	6,619,257	1.95%	14.55%
2009	0.10%	41,573	10.045645	417,628	2.08%	26.21%
2009	0.20%	905,049	10.213014	9,243,278	2.08%	26.08%
2009	0.25%	684,501	11.501671	7,872,905	2.08%	26.02%
2009	0.40%	5	11.302075	57	2.08%	25.83%
2008	0.10%	44,546	7.959597	354,568	2.02%	-37.20%
2008	0.20%	950,253	8.100298	7,697,332	2.02%	-37.27%
2008	0.25%	893,251	9.126944	8,152,652	2.02%	-37.30%
2008	0.40%	48	8.982024	431	2.02%	-37.39%
2007	0.10%	46,372	12.675284	587,778	1.68%	5.15%
2007	0.20%	1,615,390	12.912279	20,858,366	1.68%	5.04%
2007	0.25%	1,021,830	14.556103	14,873,863	1.68%	4.99%
2007	0.40%	1,278	14.346541	18,335	1.68%	4.83%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.25%	1,537	11.403159	17,527	0.84%	0.65%
2010	0.25%	2,396	11.329549	27,146	1.02%	14.53%
2009	0.25%	3,436	9.892320	33,990	1.63%	33.42%
2008	0.25%	9,406	7.414344	69,739	0.71%	-34.59%
2007	0.25%	9,990	11.334861	113,235	0.19%	7.51%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2011	0.25%	32,145	19.655518	631,827	0.00%	-6.38%
2010	0.25%	48,346	20.995929	1,015,069	0.00%	25.32%
2009	0.25%	82,943	16.754091	1,389,635	0.00%	42.68%
2008	0.25%	92,476	11.742244	1,085,876	0.00%	-43.93%
2007	0.25%	79,618	20.940470	1,667,238	0.00%	16.94%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.20%	85	$18.392478	$1,563	2.77%	1.15%
2011	0.25%	7,459	18.306924	136,551	2.77%	1.10%
2010	0.20%	5	18.182894	91	3.94%	7.90%
2010	0.25%	2,879	18.107344	52,131	3.94%	7.85%
2009	0.25%	5,883	16.789471	98,772	3.76%	25.27%
2009	0.40%	3	16.606015	50	3.76%	25.08%
2008	0.25%	4,246	13.402810	56,908	2.72%	-16.27%
2008	0.40%	2	13.276251	27	2.72%	-16.39%
2007	0.25%	32,006	16.007046	512,322	2.28%	10.01%
2007	0.40%	56	15.879713	889	2.28%	9.84%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.20%	43	10.136220	436	0.27%	-7.13%
2011	0.25%	15,063	10.075943	151,774	0.27%	-7.17%
2010	0.20%	13	10.914078	142	0.24%	6.27%
2010	0.25%	19,871	10.854583	215,691	0.24%	6.21%
2009	0.25%	19,748	10.219612	201,817	0.00%	45.65%
2009	0.40%	2	10.068481	20	0.00%	45.43%
2008	0.25%	13,570	7.016534	95,214	0.02%	-44.45%
2008	0.40%	64	6.923153	443	0.02%	-44.53%
2007	0.25%	26,310	12.630653	332,312	0.11%	36.29%
2007	0.40%	792	12.481327	9,885	0.11%	36.09%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.25%	37,279	5.095046	189,938	0.00%	-8.88%
2010	0.25%	298,426	5.591880	1,668,762	0.00%	24.09%
2009	0.25%	394,308	4.506481	1,776,942	0.00%	56.51%
2008	0.25%	128,813	2.879447	370,910	0.08%	-44.11%
2007	0.25%	111,074	5.152101	572,264	0.33%	21.39%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.25%	148,031	13.063595	1,933,817	0.38%	-32.51%
2010	0.25%	154,714	19.355227	2,994,525	0.51%	24.70%
2009	0.25%	192,694	15.520876	2,990,780	0.40%	78.62%
2008	0.25%	153,642	8.689119	1,335,014	2.69%	-52.35%
2007	0.25%	165,920	18.234395	3,025,451	0.45%	27.70%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2011	0.20%	36,453	9.320058	339,744	2.69%	-18.16%
2011	0.25%	58,357	9.312320	543,439	2.69%	-18.20%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2011	0.25%	2,998	11.586400	34,736	0.22%	-4.25%
2010	0.25%	3,024	12.100786	36,593	0.14%	25.12%
2009	0.25%	10,880	9.671569	105,227	0.45%	26.30%
2008	0.25%	3,801	7.657684	29,107	1.63%	-39.51%
2007	0.25%	2,898	12.658811	36,685	0.44%	0.33%
Research International Series - Service Class (MVRISC)
2011	0.25%	9,778	7.712183	75,410	1.71%	-11.28%
2010	0.25%	10,732	8.692628	93,289	1.37%	10.20%
2009	0.25%	11,163	7.888076	88,055	1.90%	30.24%
2008	0.25%	59,353	6.056428	359,467	0.00%	-42.67%
Value Series - Service Class (MVFSC)
2011	0.25%	12,156	8.867804	107,797	1.17%	-0.71%
2010	0.25%	9,308	8.931612	83,135	1.32%	10.94%
2009	0.25%	9,681	8.050967	77,941	0.00%	22.15%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.25%	187,079	13.989490	2,617,140	0.98%	-2.02%
2010	0.25%	144,340	14.278137	2,060,906	1.16%	8.51%
2009	0.25%	119,114	13.158607	1,567,374	0.00%	31.59%	5/1/2009

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.25%	20,882	$27.548050	$575,258	0.67%	6.77%
2010	0.25%	1,169	25.802224	30,163	4.11%	9.47%
2009	0.25%	1,001	23.569995	23,594	4.70%	29.88%
2008	0.25%	6,666	18.146989	120,968	5.75%	-15.19%
2007	0.25%	16,418	21.396908	351,294	4.89%	6.26%
Mid Cap Growth Portfolio - Class I (MSVMG)
2011	0.25%	8,177	11.507335	94,095	0.28%	-7.35%
2010	0.25%	5,561	12.420541	69,071	0.00%	31.98%
2009	0.25%	7,909	9.410608	74,428	0.00%	57.27%
2008	0.25%	23,748	5.983894	142,106	0.72%	-46.90%
2007	0.25%	32,696	11.268795	368,445	0.00%	22.36%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.20%	9,222	29.258108	269,818	0.88%	5.71%
2011	0.25%	30,847	30.477778	940,148	0.88%	5.66%
2010	0.25%	29,662	28.846381	855,641	1.69%	29.64%
2009	0.25%	57,931	22.251750	1,289,066	2.74%	28.03%
2008	0.25%	40,876	17.379512	710,405	2.29%	-38.05%
2007	0.25%	79,286	28.053652	2,224,262	1.08%	-17.28%
2007	0.40%	264	29.190018	7,706	1.08%	-17.40%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.20%	12,948	18.949115	245,353	8.33%	3.61%
2011	0.25%	56,573	19.252108	1,089,150	8.33%	3.56%
2010	0.25%	92,350	18.590518	1,716,834	8.65%	12.87%
2009	0.25%	94,725	16.470462	1,560,165	8.91%	45.63%
2008	0.25%	149,549	11.309571	1,691,335	9.29%	-28.17%
2007	0.25%	129,054	15.744706	2,031,917	7.52%	2.88%
2007	0.40%	454	15.518038	7,045	7.52%	2.72%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.25%	39,554	22.311980	882,528	0.69%	-22.57%
2010	0.25%	40,199	28.814934	1,158,332	0.06%	15.88%
2009	0.25%	40,474	24.865174	1,006,393	1.30%	62.91%
2008	0.25%	41,975	15.263531	640,687	1.23%	-57.87%
2007	0.25%	39,428	36.226972	1,428,357	0.75%	45.21%
NVIT International Equity Fund - Class I (GIG)
2011	0.25%	6,959	11.877298	82,654	1.44%	-9.99%
2010	0.25%	4,554	13.195400	60,092	0.85%	13.01%
2009	0.25%	6,777	11.676578	79,132	1.04%	29.40%
2008	0.25%	23,223	9.023725	209,558	1.28%	-46.19%
2007	0.25%	29,472	16.769826	494,240	0.40%	26.83%
NVIT Fund - Class I (TRF)
2011	0.20%	9,622	11.842189	113,946	1.31%	0.33%
2011	0.25%	14,528	11.649334	169,242	1.31%	0.28%
2010	0.25%	17,101	11.617005	198,662	1.02%	13.17%
2009	0.25%	19,379	10.265438	198,934	1.59%	25.78%
2008	0.25%	70,839	8.161290	578,138	1.47%	-41.70%
2007	0.25%	57,392	13.998938	803,427	0.96%	7.91%
NVIT Government Bond Fund - Class I (GBF)
2011	0.20%	72,792	17.024059	1,239,215	2.99%	7.04%
2011	0.25%	184,779	20.239936	3,739,915	2.99%	6.99%
2010	0.20%	76	15.904251	1,209	2.92%	4.57%
2010	0.25%	216,012	18.918030	4,086,521	2.92%	4.52%
2009	0.25%	233,386	18.099905	4,224,264	3.21%	2.43%
2009	0.40%	46	17.785926	818	3.21%	2.28%
2008	0.25%	292,623	17.670196	5,170,706	4.39%	7.45%
2008	0.40%	63	17.389732	1,096	4.39%	7.29%
2007	0.25%	234,938	16.445029	3,863,562	4.04%	6.89%
2007	0.40%	1,020	16.208282	16,532	4.04%	6.73%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2011	0.25%	3,316	$8.000719	$26,530	0.59%	-0.94%
2010	0.25%	4,363	8.076493	35,238	0.62%	18.95%
2009	0.25%	5,417	6.789878	36,781	0.56%	33.14%
2008	0.25%	15,651	5.099866	79,818	0.24%	-38.86%
2007	0.25%	46,608	8.341169	388,765	0.17%	19.24%
NVIT International Index Fund - Class II (GVIX2)
2011	0.25%	141	6.876547	970	0.00%	-12.94%
2009	0.20%	623,586	7.374176	4,598,433	2.64%	28.33%
2008	0.20%	646,607	5.746412	3,715,670	1.83%	-43.22%
2008	0.25%	473	5.741605	2,716	1.83%	-43.25%
2007	0.20%	839,308	10.120857	8,494,516	1.21%	1.21%	5/1/2007
2007	0.25%	7,682	10.117465	77,722	1.21%	1.17%	5/1/2007
2007	0.40%	112	10.107323	1,132	1.21%	1.07%	5/1/2007
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.25%	179	14.450227	2,587	1.83%	-4.17%
2010	0.25%	302	15.079089	4,554	1.77%	14.34%
2009	0.25%	257	13.187693	3,389	1.22%	26.89%
2008	0.25%	203	10.393146	2,110	2.12%	-37.00%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.25%	416	14.297532	5,948	2.41%	2.67%
2010	0.25%	398	13.925202	5,542	2.32%	5.63%
2009	0.25%	338	13.183237	4,456	1.92%	8.81%
2008	0.25%	360	12.115615	4,362	3.04%	-6.26%
2007	0.25%	8,302	12.924331	107,298	7.71%	5.12%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.20%	49	14.815234	726	2.72%	-0.24%
2011	0.25%	2,261	14.741846	33,331	2.72%	-0.29%
2010	0.20%	17	14.850857	252	1.99%	10.69%
2010	0.25%	34,645	14.784666	512,215	1.99%	10.64%
2009	0.25%	49,703	13.363298	664,196	1.59%	18.84%
2009	0.40%	4	13.205276	53	1.59%	18.66%
2008	0.25%	41,282	11.244982	464,215	2.57%	-23.39%
2007	0.25%	64,496	14.677673	946,651	2.55%	5.39%
2007	0.40%	90	14.547724	1,309	2.55%	5.24%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.25%	4,776	14.761085	70,499	2.00%	-2.37%
2010	0.25%	2,732	15.119471	41,306	1.97%	12.55%
2009	0.25%	2,835	13.433301	38,083	1.57%	24.08%
2008	0.25%	10,411	10.826159	112,711	2.64%	-31.56%
2007	0.25%	7,122	15.818947	112,663	3.09%	5.88%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.25%	437	14.814478	6,474	2.32%	1.81%
2010	0.25%	392	14.551412	5,704	2.25%	8.25%
2009	0.25%	368	13.443003	4,947	1.89%	14.28%
2008	0.25%	352	11.763719	4,141	3.24%	-15.26%
2007	0.25%	156	13.881453	2,166	3.45%	5.59%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.20%	280,177	$18.813235	$5,271,036	0.77%	-2.74%
2011	0.25%	2,346	24.454135	57,369	0.77%	-2.79%
2010	0.20%	308,257	19.342901	5,962,585	1.25%	25.95%
2010	0.25%	2,455	25.155173	61,756	1.25%	25.89%
2009	0.20%	313,690	15.357744	4,817,571	0.97%	36.48%
2009	0.25%	6,504	19.982487	129,966	0.97%	36.41%
2008	0.20%	327,416	11.252548	3,684,264	1.24%	-36.59%
2008	0.25%	9,996	14.648394	146,425	1.24%	-36.62%
2007	0.20%	383,938	17.745558	6,813,194	1.57%	7.34%
2007	0.25%	27,830	23.112486	643,220	1.57%	7.29%
2007	0.40%	88	22.779636	2,005	1.57%	7.13%
NVIT Money Market Fund - Class I (SAM)
2011	0.25%	23,658	13.576905	321,202	0.00%	-0.25%
2010	0.25%	24,079	13.610786	327,734	0.00%	-0.25%
2009	0.25%	24,495	13.644862	334,231	0.04%	-0.21%
2008	0.25%	24,937	13.673319	340,972	2.06%	1.80%
2007	0.25%	30,416	13.431742	408,540	4.64%	4.53%
NVIT Money Market Fund - Class V (SAM5)
2011	0.20%	950,693	11.517285	10,949,402	0.00%	-0.20%
2011	0.25%	4,222,427	11.464248	48,406,950	0.00%	-0.25%
2010	0.20%	408,271	11.540261	4,711,554	0.00%	-0.20%
2010	0.25%	4,152,465	11.492942	47,724,039	0.00%	-0.25%
2009	0.20%	642,094	11.563359	7,424,763	0.05%	-0.14%
2009	0.25%	4,307,135	11.521736	49,625,672	0.05%	-0.19%
2008	0.20%	753,266	11.579888	8,722,736	2.01%	1.94%
2008	0.25%	4,393,398	11.543990	50,717,343	2.01%	1.89%
2008	0.40%	26	11.436879	297	2.01%	1.73%
2007	0.25%	3,235,276	11.330392	36,656,945	4.66%	4.60%
2007	0.40%	9,400	11.242166	105,676	4.66%	4.44%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.25%	15,823	9.179010	145,239	0.01%	-3.15%
2010	0.25%	15,853	9.477375	150,245	0.05%	15.22%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.25%	4,891	9.861595	48,233	1.14%	-6.06%
2010	0.25%	4,547	10.498264	47,736	0.48%	4.98%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.25%	678	9.607082	6,514	0.00%	-4.47%
2010	0.25%	2,326	10.056395	23,391	0.00%	26.50%
2009	0.25%	2,520	7.949631	20,033	0.00%	26.80%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.25%	14,809	15.717643	232,763	0.00%	-0.90%
2010	0.25%	15,458	15.859701	245,159	0.00%	25.13%
2009	0.25%	17,800	12.674135	225,600	0.00%	27.14%
2008	0.25%	27,020	9.968426	269,347	0.00%	-46.55%
2007	0.25%	46,678	18.651020	870,592	0.00%	9.47%
2007	0.40%	116	18.410147	2,136	0.00%	9.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.25%	11,349	23.539764	267,153	0.23%	-5.31%
2010	0.25%	146,751	24.858931	3,648,073	0.59%	26.29%
2009	0.25%	163,056	19.684295	3,209,642	0.49%	25.90%
2008	0.25%	180,386	15.634824	2,820,303	1.09%	-32.32%
2007	0.25%	225,632	23.101501	5,212,438	1.13%	-7.13%
2007	0.40%	236	22.768858	5,373	1.13%	-7.27%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.20%	83	$17.004023	$1,411	0.54%	-5.75%
2011	0.25%	75,820	22.565446	1,710,912	0.54%	-5.79%
2010	0.20%	23	18.040808	415	0.29%	25.07%
2010	0.25%	97,673	23.953296	2,339,590	0.29%	25.01%
2009	0.25%	111,831	19.161684	2,142,870	0.27%	34.37%
2009	0.40%	5	18.829123	94	0.27%	34.16%
2008	0.25%	171,052	14.260832	2,439,344	0.82%	-38.34%
2008	0.40%	31	14.034369	435	0.82%	-38.44%
2007	0.25%	289,916	23.129248	6,705,539	0.09%	1.88%
2007	0.40%	1,382	22.796223	31,504	0.09%	1.72%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.25%	2,326	18.651135	43,383	3.46%	5.28%
2010	0.25%	38,663	17.714993	684,915	6.05%	10.31%
2009	0.25%	50,310	16.059107	807,934	9.85%	24.07%
2008	0.25%	52,365	12.943737	677,799	5.75%	-17.50%
2007	0.25%	142,194	15.688937	2,230,873	3.89%	4.36%
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.25%	1,531	11.933646	18,270	1.19%	-2.57%
2010	0.25%	4,655	12.248218	57,015	1.51%	15.48%
2009	0.25%	5,260	10.606083	55,788	1.19%	28.23%
2008	0.25%	7,188	8.271285	59,454	2.02%	-37.15%
2007	0.25%	29,682	13.159897	390,612	2.07%	-2.46%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2011	0.20%	51	16.210964	827	1.11%	6.10%
2011	0.25%	2,633	16.135567	42,485	1.11%	6.05%
2010	0.20%	13	15.278240	199	0.00%	12.87%
2010	0.25%	1,955	15.214771	29,745	0.00%	12.81%
2009	0.25%	1,961	13.487083	26,448	3.19%	20.52%
2009	0.40%	3	13.339666	40	3.19%	20.34%
2008	0.25%	4,857	11.190516	54,352	5.73%	-40.75%
2008	0.40%	60	11.084829	665	5.73%	-40.84%
2007	0.25%	3,674	18.887703	69,393	1.09%	4.85%
2007	0.40%	200	18.737498	3,747	1.09%	4.70%
VPS International Value Portfolio - Class A (ALVIVA)
2011	0.20%	65,987	6.320359	417,062	3.99%	-19.41%
2011	0.25%	42,792	6.302451	269,694	3.99%	-19.45%
2010	0.25%	123,777	7.824523	968,496	1.62%	4.33%
2009	0.20%	616,550	7.513480	4,632,436	1.10%	34.41%
2009	0.25%	118,246	7.499685	886,808	1.10%	34.34%
2008	0.20%	642,526	5.589904	3,591,659	1.10%	-53.28%
2008	0.25%	416,942	5.582435	2,327,552	1.10%	-53.30%
2007	0.20%	708,552	11.964050	8,477,152	0.23%	5.63%
2007	0.25%	283,142	11.954073	3,384,700	0.23%	5.57%
2007	0.40%	322	11.924192	3,840	0.23%	5.42%
VP Balanced Fund - Class I (ACVB)
2011	0.25%	17,669	14.778814	261,127	1.90%	5.07%
2010	0.25%	18,479	14.065755	259,921	1.90%	11.36%
2009	0.25%	19,328	12.631253	244,137	5.71%	15.19%
2008	0.25%	19,854	10.965207	217,703	0.00%	-20.53%
VP Capital Appreciation Fund - Class I (ACVCA)
2011	0.25%	18,298	21.745340	397,896	0.00%	-6.74%
2010	0.25%	19,302	23.316749	450,060	0.00%	30.96%
2009	0.25%	21,242	17.804024	378,193	0.92%	36.73%
2008	0.25%	23,619	13.021193	307,548	0.00%	-46.32%
2007	0.25%	92,114	24.256151	2,234,331	0.00%	45.44%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2011	0.25%	33,414	$13.385322	$447,257	1.53%	2.85%
2010	0.25%	35,261	13.013791	458,879	1.52%	13.86%
2009	0.25%	37,991	11.429510	434,219	4.80%	17.80%
2008	0.25%	48,311	9.702293	468,727	2.24%	-34.75%
2007	0.25%	125,202	14.869331	1,861,670	1.36%	-0.32%
VP International Fund - Class I (ACVI)
2011	0.25%	76,433	12.813741	979,393	1.44%	-12.26%
2010	0.25%	89,078	14.604343	1,300,926	2.52%	13.01%
2009	0.25%	119,188	12.923118	1,540,281	2.22%	33.43%
2008	0.25%	157,354	9.685258	1,524,014	0.88%	-44.96%
2008	0.40%	8	9.531494	76	0.88%	-45.04%
2007	0.25%	230,188	17.597111	4,050,644	0.59%	17.76%
2007	0.40%	112	17.343787	1,943	0.59%	17.58%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.25%	26,309	10.528412	276,992	0.40%	-0.94%
VP Ultra(R) Fund - Class I (ACVU1)
2011	0.20%	23	12.033779	277	0.00%	0.86%
2011	0.25%	3,112	11.975768	37,269	0.00%	0.81%
2010	0.20%	4	11.930621	48	0.61%	15.85%
2010	0.25%	3,097	11.879037	36,789	0.61%	15.79%
2009	0.25%	13,824	10.258719	141,817	0.37%	34.14%
2009	0.40%	1	10.141367	10	0.37%	33.94%
2008	0.25%	28,954	7.647567	221,428	0.00%	-41.63%
2007	0.25%	25,856	13.101110	338,742	0.00%	20.71%
2007	0.40%	10	12.990210	130	0.00%	20.53%
VP Value Fund - Class I (ACVV)
2011	0.25%	39,691	18.386879	729,794	2.02%	0.76%
2010	0.25%	48,529	18.247676	885,541	2.20%	13.14%
2009	0.25%	57,418	16.128480	926,065	5.97%	19.56%
2008	0.25%	40,598	13.489390	547,642	3.61%	-26.96%
2007	0.25%	103,354	18.468246	1,908,767	1.56%	-5.38%
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.25%	3,534	12.332624	43,583	0.00%	-8.12%
2010	0.25%	3,686	13.423172	49,478	0.00%	23.57%
2009	0.25%	3,192	10.862560	34,673	0.00%	22.16%
2008	0.25%	3,225	8.891784	28,676	0.00%	-48.75%
2007	0.25%	64	17.350253	1,110	0.00%	39.42%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2011	0.25%	1,020	18.082797	18,444	0.49%	0.14%
2010	0.25%	1,006	18.056676	18,165	0.55%	26.78%
2009	0.25%	3,955	14.242624	56,330	2.13%	35.17%
2008	0.25%	4,948	10.536775	52,136	0.00%	-40.57%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.20%	311,524	16.841422	5,246,507	0.63%	0.36%
2011	0.25%	1,371	16.760220	22,978	0.63%	0.31%
2010	0.20%	355,326	16.780615	5,962,589	0.59%	25.58%
2010	0.25%	1,503	16.708035	25,112	0.59%	25.51%
2009	0.20%	363,020	13.363002	4,851,037	2.36%	24.78%
2009	0.25%	2,197	13.311853	29,246	2.36%	24.71%
2008	0.20%	349,825	10.709488	3,746,447	0.80%	-31.05%
2008	0.25%	16,375	10.673834	174,784	0.80%	-31.09%
2007	0.20%	439,296	15.532546	6,823,385	0.27%	-0.85%
2007	0.25%	23,004	15.488598	356,300	0.27%	-0.90%
2007	0.40%	48	15.357469	737	0.27%	-1.05%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.20%	221	$13.851795	$3,061	1.59%	8.79%
2011	0.25%	31,699	16.078450	509,671	1.59%	8.74%
2010	0.20%	59	12.732094	751	2.05%	15.09%
2010	0.25%	29,571	14.786142	437,241	2.05%	15.03%
2009	0.25%	27,278	12.854271	350,639	2.28%	22.25%
2009	0.40%	9	12.631233	114	2.28%	22.07%
2008	0.25%	64,205	10.514504	675,084	2.20%	-29.73%
2008	0.40%	30	10.347582	310	2.20%	-29.83%
2007	0.25%	83,176	14.962371	1,244,510	1.10%	6.86%
2007	0.40%	460	14.746966	6,784	1.10%	6.70%
Growth and Income Portfolio - Initial Shares (DGI)
2011	0.25%	13,415	10.790773	144,758	1.25%	-3.04%
2010	0.25%	14,052	11.128665	156,380	1.23%	18.31%
2009	0.25%	14,547	9.406322	136,834	1.38%	28.46%
2008	0.25%	15,012	7.322121	109,920	0.51%	-40.56%
International Value Portfolio - Initial Shares (DVIV)
2011	0.25%	21,062	15.073543	317,479	2.32%	-18.68%
2010	0.25%	47,861	18.536839	887,192	1.88%	4.19%
2009	0.25%	56,561	17.790702	1,006,260	4.31%	30.65%
2008	0.25%	69,377	13.617429	944,736	3.05%	-37.48%
2007	0.25%	100,470	21.780049	2,188,242	2.01%	3.89%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.25%	14,557	18.626322	271,143	6.00%	2.02%
2010	0.25%	27,472	18.257953	501,582	4.56%	8.23%
2009	0.25%	25,113	16.869071	423,633	1.73%	20.13%
2008	0.25%	38,637	14.041907	542,537	4.99%	-7.52%
2007	0.25%	36,422	15.183610	553,017	4.69%	5.12%
Equity-Income Portfolio - Initial Class (FEIP)
2011	0.25%	3,384	12.669334	42,873	2.66%	0.72%
2010	0.25%	3,291	12.578769	41,397	1.95%	14.86%
2009	0.25%	2,785	10.951232	30,499	2.44%	29.88%
2008	0.25%	2,879	8.431569	24,274	2.34%	-42.80%
High Income Portfolio - Initial Class (FHIP)
2011	0.25%	2,722	18.626329	50,701	7.24%	3.77%
2010	0.25%	2,594	17.949315	46,561	8.03%	13.54%
2009	0.25%	2,115	15.808925	33,436	8.93%	43.60%
2008	0.25%	1,726	11.009158	19,002	9.57%	-25.17%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	0.25%	238,337	14.244553	3,395,004	1.88%	-2.80%
2010	0.25%	306,766	14.655393	4,495,776	1.74%	13.98%
2009	0.25%	302,181	12.857966	3,885,433	2.33%	28.79%
2008	0.25%	339,211	9.983663	3,386,568	2.64%	-28.90%
2007	0.25%	352,600	14.040973	4,950,847	6.14%	15.21%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2011	0.25%	9,281	16.241386	150,736	1.08%	-2.77%
2010	0.25%	8,752	16.703813	146,192	1.28%	16.92%
2009	0.25%	7,816	14.286022	111,660	1.45%	35.37%
2008	0.25%	7,839	10.553240	82,727	1.06%	-42.66%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2011	0.20%	47,973	$17.120921	$821,342	0.67%	-2.83%
2011	0.25%	54,122	20.336584	1,100,657	0.67%	-2.88%
2010	0.20%	19	17.619725	335	1.08%	16.87%
2010	0.25%	121,638	20.939519	2,547,041	1.08%	16.82%
2009	0.25%	128,992	17.925263	2,312,216	1.20%	35.33%
2009	0.40%	7	17.614183	123	1.20%	35.12%
2008	0.25%	187,452	13.245967	2,482,983	0.83%	-42.76%
2008	0.40%	91	13.035628	1,186	0.83%	-42.84%
2007	0.25%	338,604	23.139773	7,835,220	0.74%	17.21%
2007	0.40%	1,726	22.806621	39,364	0.74%	17.04%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.25%	24,684	14.059555	347,046	2.38%	0.61%
2010	0.25%	29,780	13.974628	416,164	1.98%	14.80%
2009	0.25%	37,804	12.172977	460,187	1.56%	29.71%
2008	0.25%	126,104	9.384986	1,183,484	2.16%	-42.85%
2007	0.25%	172,396	16.420855	2,830,890	0.77%	1.16%
2007	0.40%	362	16.184435	5,859	0.77%	1.01%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2011	0.25%	1,426	11.039438	15,742	0.17%	2.04%
2010	0.25%	1,384	10.818560	14,973	0.25%	23.43%
2009	0.25%	959	8.765173	8,406	0.48%	45.49%
2008	0.25%	1,208	6.024737	7,278	0.35%	-55.13%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2011	0.25%	116,596	10.178749	1,186,801	0.05%	1.93%
2010	0.25%	96,266	9.986456	961,356	0.10%	23.34%
2009	0.25%	104,534	8.096367	846,346	0.39%	45.36%
2008	0.25%	111,197	5.570057	619,374	0.34%	-55.17%
2007	0.25%	117,700	12.425418	1,462,472	0.00%	22.73%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	0.25%	5,137	9.709124	49,876	0.38%	-0.05%
2010	0.25%	5,152	9.713714	50,045	0.27%	23.86%
2009	0.25%	9,771	7.842315	76,627	0.46%	27.97%
2008	0.25%	10,255	6.128418	62,847	1.06%	-47.30%
2007	0.25%	6,204	11.628670	72,144	0.81%	26.65%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.20%	296	10.228245	3,028	0.24%	-0.06%
2011	0.25%	46,640	13.492068	629,270	0.24%	-0.11%
2010	0.20%	79	10.234229	809	0.16%	23.81%
2010	0.25%	55,618	13.506697	751,215	0.16%	23.75%
2009	0.25%	70,607	10.914824	770,663	0.27%	27.83%
2009	0.40%	15	10.725399	161	0.27%	27.64%
2008	0.25%	112,901	8.538686	964,026	0.22%	-47.37%
2008	0.40%	64	8.403086	538	0.22%	-47.44%
2007	0.25%	1,137,072	16.222520	18,446,173	0.33%	26.55%
2007	0.40%	184	15.988944	2,942	0.33%	26.36%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	0.25%	5,829	13.802358	80,454	2.08%	3.67%
2010	0.25%	121,792	13.314203	1,621,563	20.72%	13.50%
2009	0.25%	22,244	11.730220	260,927	12.21%	43.41%
2008	0.25%	32,098	8.179245	262,537	8.70%	-25.25%
2007	0.25%	145,638	10.942182	1,593,598	7.62%	2.40%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.25%	3,082	13.995522	43,134	3.53%	6.94%
2010	0.25%	2,978	13.087122	38,973	5.27%	7.41%
2009	0.25%	4,113	12.184238	50,114	8.40%	15.38%
2008	0.25%	6,382	10.559688	67,392	3.49%	-3.59%
2007	0.25%	4,884	10.952518	53,492	4.13%	3.95%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.20%	31,565	$15.148830	$478,173	0.18%	-10.89%
2011	0.25%	56,899	15.098460	859,087	0.18%	-10.94%
2010	0.25%	71,093	16.952922	1,205,234	0.31%	28.38%
2009	0.25%	63,431	13.205147	837,616	0.62%	39.67%
2008	0.25%	48,480	9.454867	458,372	0.29%	-39.66%
2007	0.25%	117,550	15.669099	1,841,903	0.70%	15.20%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	0.25%	2,213	10.993482	24,329	1.44%	-17.37%
2010	0.25%	2,281	13.304487	30,348	1.43%	12.83%
2009	0.25%	1,927	11.791429	22,722	2.33%	26.21%
2008	0.25%	1,918	9.342405	17,919	2.68%	-43.95%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.20%	125	11.670540	1,459	1.02%	-17.39%
2011	0.25%	11,702	11.808142	138,179	1.02%	-17.43%
2010	0.20%	39	14.127649	551	1.18%	12.77%
2010	0.25%	17,830	14.301363	254,993	1.18%	12.71%
2009	0.25%	30,392	12.688674	385,634	1.64%	26.12%
2009	0.40%	7	12.468464	87	1.64%	25.93%
2008	0.25%	95,011	10.060565	955,864	1.99%	-44.00%
2008	0.40%	91	9.900810	901	1.99%	-44.09%
2007	0.25%	268,890	17.966865	4,831,110	3.95%	16.91%
2007	0.40%	2,418	17.708202	42,818	3.95%	16.74%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.25%	1,256	14.695999	18,458	0.96%	-9.07%
2010	0.25%	1,176	16.162748	19,007	0.51%	26.14%
2009	0.25%	1,063	12.813506	13,621	0.51%	57.00%
2008	0.25%	1,036	8.161269	8,455	1.27%	-51.30%
2007	0.25%	66	16.757189	1,106	0.96%	5.33%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.20%	15,806	13.679206	216,214	0.77%	-3.95%
2011	0.25%	241,525	13.633645	3,292,866	0.77%	-4.00%
2010	0.25%	42,559	14.201682	604,409	0.67%	27.90%
2009	0.25%	32,968	11.103596	366,063	1.83%	28.83%
2008	0.25%	35,891	8.618488	309,326	0.63%	-33.18%
2007	0.25%	19,156	12.898779	247,089	0.61%	-2.62%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	0.20%	90	17.842000	1,606	1.57%	-10.81%
2011	0.25%	8,874	17.759014	157,593	1.57%	-10.86%
2010	0.20%	29	20.004971	580	1.84%	8.19%
2010	0.25%	7,694	19.921879	153,279	1.84%	8.14%
2009	0.25%	6,164	18.423035	113,560	3.48%	36.70%
2009	0.40%	4	18.221708	73	3.48%	36.50%
2008	0.25%	7,294	13.476974	98,301	2.49%	-40.53%
2008	0.40%	56	13.349706	748	2.49%	-40.62%
2007	0.25%	25,366	22.660573	574,808	3.29%	15.17%
2007	0.40%	326	22.480343	7,329	3.29%	14.99%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2011	0.25%	42,354	14.416178	610,583	0.00%	-1.12%
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2011	0.25%	67,330	20.719959	1,395,075	0.57%	-6.61%
2010	0.25%	101,953	22.186180	2,261,948	0.65%	24.69%
2009	0.25%	125,459	17.793307	2,232,331	1.79%	32.82%
2008	0.25%	152,977	13.396598	2,049,371	1.05%	-37.21%
2007	0.25%	169,352	21.334874	3,613,104	0.78%	2.94%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2011	0.20%	80	$21.272621	$1,702	0.00%	3.82%
2011	0.25%	9,869	21.173648	208,963	0.00%	3.76%
2010	0.20%	14	20.490617	287	0.00%	26.13%
2010	0.25%	13,613	20.405470	277,780	0.00%	26.07%
2009	0.25%	24,993	16.186105	404,539	0.00%	37.98%
2009	0.40%	9	16.009192	144	0.00%	37.77%
2008	0.25%	76,333	11.730770	895,445	0.00%	-39.29%
2008	0.40%	77	11.619973	895	0.00%	-39.38%
2007	0.25%	106,480	19.321952	2,057,401	0.00%	3.16%
2007	0.40%	288	19.168269	5,520	0.00%	3.01%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.25%	6,903	13.142399	90,722	3.98%	0.04%
2010	0.25%	7,165	13.137264	94,128	5.22%	5.02%
2009	0.25%	7,568	12.509050	94,668	7.33%	13.04%
2008	0.25%	8,537	11.065682	94,468	4.36%	-13.64%
Growth Portfolio - I Class Shares (AMTG)
2011	0.25%	16,821	11.972262	201,385	0.00%	-0.46%
2010	0.25%	17,823	12.028020	214,375	0.00%	31.01%
2009	0.25%	18,553	9.181242	170,340	0.00%	30.03%
2008	0.25%	22,768	7.060685	160,758	0.00%	-43.82%
Guardian Portfolio - I Class Shares (AMGP)
2011	0.25%	5,520	14.426236	79,633	0.51%	-3.18%
2010	0.25%	4,952	14.900336	73,786	0.34%	18.72%
2009	0.25%	8,551	12.551274	107,326	0.76%	29.36%
2008	0.25%	20,227	9.702253	196,247	0.56%	-37.40%
2007	0.25%	24,678	15.499279	382,491	0.19%	7.12%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	0.25%	1,814	19.104154	34,655	0.00%	0.22%
2010	0.25%	8,832	19.061513	168,351	0.00%	28.77%
2009	0.25%	17,388	14.802282	257,382	0.00%	31.27%
2008	0.25%	41,787	11.276213	471,199	0.00%	-43.51%
2007	0.25%	83,106	19.961533	1,658,923	0.00%	22.22%
Partners Portfolio - I Class Shares (AMTP)
2011	0.25%	24,296	12.790357	310,755	0.00%	-11.58%
2010	0.25%	27,682	14.465228	400,426	0.54%	15.38%
2009	0.25%	41,218	12.537337	516,764	2.17%	55.68%
2008	0.25%	67,495	8.053019	543,539	0.53%	-52.51%
2007	0.25%	94,644	16.957944	1,604,968	0.63%	9.06%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.25%	314	13.176815	4,138	0.00%	-1.31%
2010	0.25%	599	13.351308	7,997	0.00%	19.31%
2009	0.25%	454	11.190284	5,080	0.00%	22.45%
2008	0.25%	1,396	9.138805	12,758	0.00%	-39.62%
2008	0.40%	2	9.052482	18	0.00%	-39.72%
2007	0.25%	1,552	15.136586	23,492	0.00%	0.26%
2007	0.40%	84	15.016171	1,261	0.00%	0.11%
Balanced Fund/VA - Non-Service Shares (OVMS)
2011	0.25%	26,839	11.596444	311,237	2.24%	0.47%
2010	0.25%	27,934	11.542336	322,424	1.38%	12.63%
2009	0.25%	29,268	10.247784	299,932	0.00%	21.59%
2008	0.25%	29,567	8.428205	249,197	3.70%	-43.61%
2007	0.25%	63,874	14.946978	954,723	2.50%	3.53%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2011	0.25%	45,765	$14.414807	$659,694	0.56%	-1.40%
2010	0.25%	138,075	14.618833	2,018,495	0.21%	9.14%
2009	0.25%	186,596	13.394109	2,499,287	0.37%	44.16%
2008	0.25%	264,810	9.291336	2,460,439	0.15%	-45.65%
2007	0.25%	256,650	17.096620	4,387,848	0.20%	13.86%
Core Bond Fund/VA - Non-Service Shares (OVB)
2011	0.25%	25,148	11.614406	292,079	5.68%	8.00%
2010	0.25%	26,061	10.754380	280,270	1.81%	11.14%
2009	0.25%	27,417	9.676718	265,307	0.00%	9.34%
2008	0.25%	28,881	8.850218	255,603	6.02%	-39.20%
2007	0.25%	72,602	14.556650	1,056,842	5.03%	4.13%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.25%	101,503	13.838516	1,404,651	1.27%	-8.52%
2010	0.25%	115,302	15.127070	1,744,181	1.76%	15.68%
2009	0.25%	167,720	13.077210	2,193,310	2.37%	39.42%
2008	0.25%	191,747	9.379518	1,798,494	1.42%	-40.34%
2007	0.25%	155,098	15.720950	2,438,288	0.85%	6.05%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.25%	10,556	11.351026	119,821	0.83%	-0.26%
2010	0.25%	10,808	11.381017	123,006	1.10%	15.82%
2009	0.25%	11,200	9.826673	110,059	1.76%	27.97%
2008	0.25%	11,211	7.679167	86,091	2.39%	-38.62%
2007	0.25%	12,692	12.511530	158,796	0.97%	4.16%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.25%	10,534	12.222308	128,750	0.00%	0.84%
2010	0.25%	27,008	12.120053	327,338	0.00%	27.15%
2009	0.25%	28,425	9.532345	270,957	0.00%	32.28%
2008	0.25%	46,886	7.206392	337,879	0.00%	-49.19%
2007	0.25%	50,576	14.184053	717,373	0.00%	6.07%
All Asset Portfolio - Administrative Class (PMVAAA)
2011	0.25%	203,903	15.648744	3,190,826	12.33%	1.70%
2010	0.25%	2,149	15.387057	33,067	6.15%	12.81%
2009	0.25%	2,845	13.639951	38,806	6.80%	21.27%
2008	0.25%	2,717	11.247576	30,560	1.31%	-16.05%
2007	0.25%	240,382	13.398414	3,220,738	7.61%	8.06%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.25%	36,057	12.014282	433,199	0.43%	9.21%
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.20%	172	14.122982	2,429	1.68%	0.91%
2011	0.25%	94,955	14.057158	1,334,797	1.68%	0.86%
2010	0.20%	47	13.996078	658	1.56%	5.08%
2010	0.25%	97,738	13.937807	1,362,253	1.56%	5.03%
2009	0.25%	99,489	13.270656	1,320,284	3.19%	13.03%
2009	0.40%	7	13.125160	92	3.19%	12.86%
2008	0.25%	110,775	11.740354	1,300,538	4.25%	-0.70%
2008	0.40%	12	11.629122	140	4.25%	-0.85%
2007	0.25%	123,908	11.823104	1,464,977	4.70%	7.10%
2007	0.40%	130	11.728722	1,525	4.70%	6.94%
Real Return Portfolio - Administrative Class (PMVRRA)
2011	0.25%	287,234	18.153657	5,214,348	2.05%	11.39%
2010	0.25%	295,591	16.297330	4,817,344	1.44%	7.84%
2009	0.25%	306,080	15.112339	4,625,585	2.99%	18.05%
2008	0.25%	235,840	12.801575	3,019,123	3.76%	-7.26%
2007	0.25%	373,918	13.803269	5,161,291	4.66%	10.37%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.20%	1,141,251	$17.303112	$19,747,194	2.63%	3.40%
2011	0.25%	534,042	17.222369	9,197,468	2.63%	3.35%
2010	0.20%	681,770	16.734465	11,409,056	2.42%	7.90%
2010	0.25%	231,206	16.664698	3,852,978	2.42%	7.84%
2009	0.20%	638,498	15.509642	9,902,875	5.13%	13.80%
2009	0.25%	374,451	15.452727	5,786,289	5.13%	13.74%
2009	0.40%	10	15.283042	153	5.13%	13.57%
2008	0.20%	503,145	13.628820	6,857,273	4.49%	4.54%
2008	0.25%	381,025	13.585613	5,176,458	4.49%	4.49%
2008	0.40%	82	13.456667	1,103	4.49%	4.33%
2007	0.20%	476,190	13.037033	6,208,105	4.68%	8.52%
2007	0.25%	357,356	13.002214	4,646,419	4.68%	8.47%
2007	0.40%	2,020	12.898203	26,054	4.68%	8.31%
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2011	0.25%	1,537	20.490135	31,493	5.28%	-1.91%
2010	0.25%	1,397	20.889289	29,182	5.71%	17.75%
2009	0.25%	1,149	17.740695	20,384	16.90%	60.09%
2008	0.25%	848	11.081635	9,397	6.35%	-35.59%
2007	0.25%	10,584	17.203983	182,087	5.32%	5.65%
Growth and Income Portfolio - Class I (ACGI)
2011	0.25%	49,129	10.081770	495,307	0.00%	-2.25%
V.I. Basic Value Fund - Series I (AVBVI)
2011	0.25%	425	12.900080	5,483	0.62%	-3.29%
2010	0.20%	4	13.394748	54	0.02%	7.14%
2010	0.25%	736	13.339087	9,818	0.02%	7.08%
2009	0.25%	77,825	12.456759	969,447	4.38%	47.63%
2009	0.40%	1	12.320545	12	4.38%	47.41%
2008	0.25%	438	8.437654	3,696	1.73%	-51.89%
2007	0.25%	128	17.537474	2,245	0.15%	1.29%
2007	0.40%	6	17.397964	104	0.15%	1.14%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.25%	195	17.662531	3,444	0.00%	-7.39%
2010	0.25%	205	19.072022	3,910	0.00%	18.48%
2009	0.25%	146	16.097055	2,350	0.00%	42.02%
2008	0.25%	130	11.334726	1,474	0.00%	-47.16%
V.I. International Growth Fund - Series I (AVIE)
2011	0.25%	5,302	17.244564	91,431	1.51%	-6.97%
2010	0.25%	2,500	18.537223	46,343	2.29%	12.58%
2009	0.25%	1,802	16.465672	29,671	4.30%	34.90%
2008	0.25%	331	12.205427	4,040	0.50%	-40.53%
2007	0.25%	364	20.523294	7,470	0.94%	14.43%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	0.20%	9,938	24.267837	241,174	1.70%	-12.28%
2011	0.25%	66,349	24.154962	1,602,658	1.70%	-12.32%
2010	0.20%	49	27.663928	1,356	2.08%	29.70%
2010	0.25%	106,105	27.549005	2,923,087	2.08%	29.64%
2009	0.25%	95,536	21.251012	2,030,237	0.00%	57.65%
2009	0.40%	14	21.018795	294	0.00%	57.41%
2008	0.25%	119,381	13.479984	1,609,254	2.26%	-43.41%
2008	0.40%	77	13.352691	1,028	2.26%	-43.50%
2007	0.25%	188,620	23.821182	4,493,151	1.14%	3.72%
2007	0.40%	850	23.631757	20,087	1.14%	3.56%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2011	0.20%	73	$16.393623	$1,197	1.37%	-1.22%
2011	0.25%	81,115	16.317395	1,323,585	1.37%	-1.27%
2010	0.20%	15	16.595545	249	1.71%	14.51%
2010	0.25%	150,052	16.526617	2,479,852	1.71%	14.46%
2009	0.25%	148,660	14.439362	2,146,556	1.72%	24.94%
2009	0.40%	3	14.281536	43	1.72%	24.75%
2008	0.25%	208,609	11.557153	2,410,926	2.05%	-36.42%
2008	0.40%	58	11.447985	664	2.05%	-36.52%
2007	0.25%	299,808	18.178518	5,450,065	1.44%	2.77%
2007	0.40%	234	18.033915	4,220	1.44%	2.62%
Mid-Cap Growth Portfolio - II (TRMCG2)
2011	0.25%	8,144	25.614079	208,601	0.00%	-1.77%
2010	0.25%	44,778	26.074777	1,167,576	0.00%	27.46%
2009	0.25%	63,884	20.457409	1,306,901	0.00%	45.00%
2008	0.25%	76,782	14.108326	1,083,265	0.00%	-40.09%
2007	0.25%	131,028	23.547392	3,085,368	0.00%	16.93%
2007	0.40%	66	23.360091	1,542	0.00%	16.75%
New America Growth Portfolio (TRNAG1)
2011	0.25%	15,840	14.831357	234,929	0.11%	-1.32%
2010	0.25%	39,982	15.029245	600,899	0.18%	19.35%
2009	0.25%	54,891	12.592384	691,209	0.00%	49.39%
2008	0.25%	146,246	8.429140	1,232,728	0.00%	-38.40%
2007	0.25%	183,150	13.682900	2,506,023	0.00%	13.49%
2007	0.40%	216	13.607980	2,939	0.00%	13.32%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	0.25%	18,236	20.477523	373,428	7.67%	7.87%
2010	0.25%	18,984	18.983449	360,382	4.20%	5.93%
2009	0.25%	27,754	17.920563	497,367	3.88%	5.72%
2008	0.25%	29,316	16.951478	496,950	0.00%	3.35%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.25%	50,207	23.658853	1,187,840	0.62%	-25.92%
2010	0.25%	99,639	31.937979	3,182,268	0.71%	26.52%
2009	0.25%	125,304	25.242895	3,163,036	0.14%	112.64%
2008	0.25%	86,252	11.870996	1,023,897	0.00%	-64.87%
2007	0.25%	103,264	33.789017	3,489,189	0.47%	37.27%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.25%	18,335	35.182382	645,069	1.78%	-16.66%
2010	0.25%	43,231	42.214751	1,824,986	0.14%	28.91%
2009	0.25%	5,862	32.746823	191,962	0.37%	57.14%
2008	0.25%	17,384	20.838997	362,265	0.08%	-46.26%
2007	0.25%	17,132	38.776915	664,326	0.02%	44.99%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	0.25%	207	14.198847	2,939	0.37%	1.87%
2010	0.25%	259	13.938364	3,610	0.62%	12.30%
2009	0.25%	225	12.411842	2,793	0.00%	26.76%
2008	0.25%	97	9.791882	950	0.00%	-36.43%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	0.25%	1,501	13.185267	19,791	0.57%	4.75%
2010	0.25%	504	12.587772	6,344	1.80%	28.19%
2009	0.25%	440	9.819846	4,321	2.06%	23.31%
2008	0.25%	917	7.963301	7,302	0.71%	-36.20%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	0.25%	1,204	24.468093	29,460	0.00%	0.17%
2010	0.25%	1,173	24.425922	28,652	0.00%	35.20%
2009	0.25%	886	18.066031	16,007	0.00%	39.95%
2008	0.25%	979	12.908594	12,638	0.00%	-44.50%
2007	0.25%	1,284	23.256824	29,862	0.00%	22.02%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	0.25%	3,619	$14.626997	$52,935	0.09%	-5.75%
2010	0.25%	9,786	15.520123	151,880	0.78%	23.45%
2009	0.25%	36,207	12.572347	455,207	0.00%	47.37%
2008	0.25%	61,250	8.531293	522,542	1.86%	-40.25%
2007	0.25%	80,446	14.277593	1,148,575	0.58%	6.37%
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)
2010	0.25%	31,819	11.315359	360,043	0.10%	11.95%
2009	0.25%	48,168	10.107469	486,857	0.00%	1.07%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I(obsolete) (GVGU1)
2009	0.25%	933	17.534069	16,359	0.32%	7.74%
2008	0.25%	770	16.274553	12,531	3.98%	-33.11%
2007	0.25%	88	24.329252	2,141	2.57%	20.13%
Gartmore NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.25%	11,059	14.464062	159,958	1.00%	11.18%
2009	0.25%	14,555	13.009466	189,353	0.93%	24.69%
2008	0.25%	23,402	10.433265	244,159	0.71%	-44.48%
2007	0.25%	32,612	18.791981	612,844	0.35%	19.60%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.25%	15,749	8.993222	141,634	2.89%	-41.18%
2007	0.25%	4,246	15.289838	64,921	1.13%	16.30%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.25%	47,447	6.456612	306,347	2.39%	-46.89%
2007	0.25%	26,758	12.155952	325,269	0.00%	-4.20%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.25%	18,652	9.556437	178,247	2.05%	-25.73%
2007	0.25%	122,702	12.867713	1,578,894	2.03%	4.36%
NVIT Global Financial Services Fund - Class I(obsolete) (GVGF1)
2009	0.25%	2,433	13.625762	33,151	1.18%	31.42%
2008	0.25%	2,534	10.367711	26,272	1.61%	-46.41%
2007	0.25%	57,414	19.345657	1,110,712	3.27%	-1.30%
NVIT Health Sciences Fund - Class I(obsolete) (GVGH1)
2009	0.25%	6,814	13.548576	92,320	0.34%	18.87%
2008	0.25%	12,452	11.398285	141,931	0.06%	-25.40%
2007	0.25%	1,180	15.279611	18,030	0.06%	12.88%
NVIT Leaders Fund - Class I(obsolete) (GVUS1)
2009	0.25%	629	11.820920	7,435	0.66%	33.45%
2008	0.25%	539	8.857680	4,774	0.81%	-50.03%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.25%	7,172	8.073523	57,903	0.00%	-46.25%
2007	0.25%	32,438	15.019468	487,202	0.00%	8.74%
NVIT Technology & Communications Fund - Class I(obsolete) (GGTC)
2009	0.25%	33,965	3.249860	110,381	0.00%	52.09%
2008	0.25%	81,631	2.136859	174,434	0.00%	-48.70%
2007	0.25%	88,224	4.165338	367,483	0.00%	19.79%
NVIT U.S. Growth Leaders Fund - Class I(obsolete) (GVUG1)
2009	0.25%	855	13.942266	11,921	0.00%	25.52%
2008	0.25%	4,939	11.107192	54,858	0.00%	-41.44%
2007	0.25%	4,052	18.966559	76,852	0.00%	22.18%
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	0.25%	33,463	9.078469	303,793	0.13%	14.17%
2009	0.25%	75,682	7.951497	601,785	1.14%	24.36%
2008	0.25%	74,511	6.394190	476,437	0.10%	-34.76%
2007	0.25%	49,268	9.801214	482,886	0.00%	-1.08%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.25%	4,864	10.186075	49,545	3.11%	-36.35%
2007	0.25%	4,712	16.002005	75,401	1.21%	1.53%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - Strategic Value VIP - Class B(obsolete) (SVSHEB)
2008	0.25%	22,579	$5.898673	$133,186	2.81%	-46.29%
2007	0.25%	22,588	10.983369	248,092	1.03%	-2.43%

2011	Contract owners equity:				$175,112,108
2010	Contract owners equity:				$182,186,115
2009	Contract owners equity:				$179,342,661
2008	Contract owners equity:				$166,504,391
2007	Contract owners equity:				$269,101,390

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

****	This represents the date the underlying mutual fund option was initially added and funded.